DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Ship Finance International LTD
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 704,480,424
Entity Common Stock, Shares Outstanding	85,225,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Direct financing lease interest income - related parties	$ 59,214	$ 97,757	$ 119,445
Direct financing and sales-type lease interest income - other	6,501	6,859	7,332
Finance lease service revenues - related parties	64,766	69,992	76,876
Profit sharing revenues - related parties	52,176	482	30,566
Time charter revenues - related parties	0	660	698
Time charter revenues - other	60,258	28,789	3,731
Bareboat charter revenues - related parties	20,701	21,276	21,863
Bareboat charter revenues - other	54,212	69,003	47,064
Other operating income	1,864	296	485
Total operating revenues	319,692	295,114	308,060
Gain on sale of assets and termination of charters	47,386	8,468	28,104
Operating expenses
Vessel operating expenses - related parties	66,455	71,283	78,289
Vessel operating expenses - other	28,459	9,780	2,732
Depreciation	55,602	49,929	34,201
Administrative expenses - related parties	471	504	424
Administrative expenses - other	8,471	9,381	8,673
Total operating expenses	159,458	140,877	124,319
Net operating income	207,620	162,705	211,845
Non-operating income / (expense)
Interest income – related parties, associated companies	19,575	19,575	19,575
Interest income – related parties, other	0	0	493
Interest income - other	7,599	3,826	1,039
Interest expense - related parties	0	0	(3,121)
Interest expense - other	(94,851)	(103,378)	(98,311)
Gain/(loss) on purchase of bonds	(122)	521	(13)
Gain on sale of investment in associated company	0	4,064	0
Long-term investment impairment charge	(3,353)	0	0
Other financial items, net	5,876	(7,040)	(16,208)
Net income before equity in earnings of associated companies	142,344	80,273	115,299
Equity in earnings of associated companies	43,492	50,902	50,413
Net income	$ 185,836	$ 131,175	$ 165,712
Per share information:
Basic earnings per share (in dollars per share)	$ 2.31	$ 1.66	$ 2.1
Weighted average number of shares outstanding, basic	80,594	79,125	79,056
Diluted earnings per share (in dollars per share)	$ 2.22	$ 1.62	$ 2.09
Weighted average number of shares outstanding, diluted	85,868	83,627	79,283
Cash dividend per share declared and paid (in dollars per share)	$ 1.86	$ 1.55	$ 1.34

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 185,836	$ 131,175	$ 165,712
Fair value adjustments to hedging financial instruments	(18,407)	(19,467)	(9,858)
Fair value adjustments to hedging financial instruments in associated companies	19,561	20,074	(11,396)
Reclassification into net income of previous fair value adjustments to hedging financial instruments	27	1,756	14,629
Fair value adjustments to available for sale securities	896	(327)	0
Other items of comprehensive income/(loss)	67	(16)	(5)
Other comprehensive income/(loss), net of tax	2,144	2,020	(6,630)
Comprehensive income	$ 187,980	$ 133,195	$ 159,082

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 60,542	$ 94,915
Available for sale securities	55,661	23,324
Trade accounts receivable	7,997	210
Due from related parties	54,203	9,775
Other receivables	3,673	2,606
Inventories	2,951	1,228
Prepaid expenses and accrued income	735	545
Investment in direct financing and sales-type leases, current portion	56,870	60,160
Total current assets	242,632	192,763
Vessels and equipment	1,259,588	1,062,295
Accumulated depreciation on vessels and equipment	(218,462)	(165,465)
Vessels and equipment, net	1,041,126	896,830
Newbuildings	69,175	123,750
Investment in direct financing and sales-type leases, long-term portion	1,086,989	1,159,900
Investment in associated companies	232,891	169,838
Loans to related parties - associated companies, long-term	221,884	274,184
Loans to others, long-term	50,000	50,000
Other long-term investments	1,241	3,140
Deferred charges	23,740	25,723
Financial instruments (long-term): mark to market valuation	3,411	0
Total assets	2,973,089	2,896,128
Current liabilities
Current portion of long-term debt	157,689	150,342
Trade accounts payable	1,455	681
Due to related parties	9,227	4,421
Accrued expenses	12,576	9,370
Other current liabilities	16,571	9,334
Total current liabilities	197,518	174,148
Long-term liabilities
Long-term debt	1,673,511	1,760,122
Financial instruments (long-term): mark to market valuation	85,881	79,870
Other long-term liabilities	21,411	24,897
Total liabilities	1,978,321	2,039,037
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized at December 31, 2012 and 2011); (85,225,000 shares issued and outstanding at December 31, 2012; 79,125,000 shares issued and outstanding at December 31, 2011).	85,225	79,125
Additional paid-in capital	144,258	61,670
Contributed surplus	561,372	548,354
Accumulated other comprehensive loss	(79,421)	(62,004)
Accumulated other comprehensive loss – associated companies	(5,176)	(24,737)
Retained earnings	288,510	254,683
Total stockholders' equity	994,768	857,091
Total liabilities and stockholders' equity	$ 2,973,089	$ 2,896,128

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders' equity
Share capital, par value (in dollars per share)	$ 1	$ 1
Share Capital, shares authorized	125,000,000	125,000,000
Share Capital, shares issued	85,225,000	79,125,000
Share Capital, shares outstanding	85,225,000	79,125,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 185,836	$ 131,175	$ 165,712
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	55,602	49,929	34,201
Long-term investment impairment charge	3,353	0	0
Amortization of deferred charges	5,866	7,131	5,036
Amortization of seller's credit	(1,942)	(2,047)	(2,072)
Equity in earnings of associated companies	(43,492)	(50,902)	(50,413)
Gain on sale of assets and termination of charters	(47,386)	(8,468)	(28,104)
Gain on sale of investment in associated company	0	(4,064)	0
Adjustment of derivatives to market value	(7,780)	4,408	14,733
(Gain)/ loss on repurchase of bonds	122	(521)	13
Interest receivable in form of notes	(1,779)	0	0
Other, net	(543)	67	(248)
Changes in operating assets and liabilities
Trade accounts receivable	(7,787)	864	799
Due from related parties	(51,623)	29,113	15,282
Other receivables	(1,067)	1,921	1,949
Inventories	(97)	(744)	(390)
Prepaid expenses and accrued income	(190)	(218)	(150)
Trade accounts payable	774	232	441
Accrued expenses	3,206	2,589	(2,585)
Other current liabilities	(4,503)	3,196	(433)
Net cash provided by operating activities	86,570	163,661	153,771
Investing activities
Repayments from investments in direct financing and sales-type leases	58,571	204,874	174,946
Additions to newbuildings	(90,612)	(156,223)	(157,736)
Purchase of vessels	(76,936)	(151,562)	(33,575)
Proceeds from sale of vessels and termination of charters	100,733	71,461	39,500
Proceeds from sale of investment in associated company	0	37,048	0
Distribution from associated companies	0	0	435,000
Net amounts received from/(paid to) associated companies	56,443	56,702	(379,010)
Costs of other long-term investments	0	(50,000)	(648)
Purchase of available for sale securities	(13,890)	(23,763)	0
Redemption/ (placement) of restricted cash	0	5,601	(1,500)
Net cash provided by/(used in) investing activities	34,309	(5,862)	76,977
Financing activities
Shares issued, net of issuance costs	89,596	0	0
Payments in lieu of issuing shares for exercised share options	(1,477)	0	0
Repurchase of bonds	(28,096)	(23,230)	(11,917)
Proceeds from issuance of short-term and long-term debt	259,097	408,592	981,234
Repayments of short-term and long-term debt	(318,374)	(394,747)	(1,056,040)
Debt fees paid	(3,989)	(17,822)	(12,417)
Cash settlement of derivative instruments	0	0	(11,592)
Cash dividends paid	(152,009)	(122,644)	(117,235)
Net cash used in financing activities	(155,252)	(149,851)	(227,967)
Net (decrease)/increase in cash and cash equivalents	(34,373)	7,948	2,781
Cash and cash equivalents at start of the year	94,915	86,967	84,186
Cash and cash equivalents at end of the year	60,542	94,915	86,967
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 86,692	$ 94,228	$ 99,106

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings
Balance, at beginning of year at Dec. 31, 2009		$ 79,125	$ 59,307	$ 506,559	$ (48,716)	$ (33,415)	$ 186,468
Balance, at beginning of year (in shares) at Dec. 31, 2009		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0	0
Shares issued (in shares)		0
Payments in lieu of shares issued for exercised share options	0		0
Employee stock options issued			954
Amortization of deferred equity contributions				25,584
Loss on hedging financial instruments reclassified into earnings	14,629				14,629
Fair value adjustments to hedging financial instruments					(9,858)	(11,396)
Fair value adjustments to available for sale securities	0				0
Other items of comprehensive income/(loss)	(5)				(5)
Net income	165,712						165,712
Dividends declared							(106,028)
Components of consolidated accumulated other comprehensive income
Fair value adjustments to hedging financial instruments	(43,948)
Fair value adjustments to available for sale securities	0
Other items	(2)
Total consolidated accumulated other comprehensive income	(43,950)
Balance, at end of year at Dec. 31, 2010	828,920	79,125	60,261	532,143	(43,950)	(44,811)	246,152
Balance, at end of year (in shares) at Dec. 31, 2010		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0	0
Shares issued (in shares)		0
Payments in lieu of shares issued for exercised share options	0		0
Employee stock options issued			1,409
Amortization of deferred equity contributions	16,211			16,211
Loss on hedging financial instruments reclassified into earnings	1,756				1,756
Fair value adjustments to hedging financial instruments					(19,467)	20,074
Fair value adjustments to available for sale securities	(327)				(327)
Other items of comprehensive income/(loss)	(16)				(16)
Net income	131,175						131,175
Dividends declared							(122,644)
Components of consolidated accumulated other comprehensive income
Fair value adjustments to hedging financial instruments	(61,659)
Fair value adjustments to available for sale securities	(327)
Other items	(18)
Total consolidated accumulated other comprehensive income	(62,004)
Balance, at end of year at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance, at end of year (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		6,100	83,496
Shares issued (in shares)		6,100,000
Payments in lieu of shares issued for exercised share options	1,477		(1,477)
Employee stock options issued			569
Amortization of deferred equity contributions	13,018			13,018
Loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments					(18,407)	19,561
Fair value adjustments to available for sale securities	896				896
Other items of comprehensive income/(loss)	67				67
Net income	185,836						185,836
Dividends declared							(152,009)
Components of consolidated accumulated other comprehensive income
Fair value adjustments to hedging financial instruments	(80,039)
Fair value adjustments to available for sale securities	569
Other items	49
Total consolidated accumulated other comprehensive income	(79,421)
Balance, at end of year at Dec. 31, 2012	$ 994,768	$ 85,225	$ 144,258	$ 561,372	$ (79,421)	$ (5,176)	$ 288,510
Balance, at end of year (in shares) at Dec. 31, 2012	85,225,000	85,225,000

GENERAL	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Ship Finance International Limited ("Ship Finance" or the "Company") is an international ship and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company under Bermuda Companies Law of 1981. The Company's ordinary shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

The Company was incorporated as a subsidiary of Frontline Ltd. ("Frontline") for the purpose of acquiring a fleet of crude oil tankers from Frontline. Since then, in addition to tankers acquired from Frontline, the Company has acquired vessels of other types, in line with its strategy to expand and diversify. As of December 31, 2012, the Company owned 18 very large crude oil carriers ("VLCCs"), eight Suezmax crude oil carriers, one oil/bulk/ore carrier ("OBO"), five Supramax drybulk carriers, six Handysize drybulk carriers, nine container vessels, two car carriers, one jack-up drilling rig, three ultra-deepwater drilling units, six offshore supply vessels and two chemical tankers. The above includes the Suezmax tankers Glorycrown and Everbright, which are subject to sales-type lease agreements, and one non-double hull VLCC, one Suezmax tanker and one OBO, which were delivered to their new owners in January, February and March 2013, respectively. The three ultra-deepwater drilling units referred to above are owned by two wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 16). Two further wholly-owned subsidiaries accounted for using the equity method have chartered-in two container vessels on a long-term bareboat basis. In addition, as at December 31, 2012, the Company has contracted to acquire one newbuilding Handysize drybulk carrier, which was delivered in March 2013, and four newbuilding container vessels, scheduled to be delivered in 2013 and 2014.

Since its incorporation in 2003 and public listing in 2004, Ship Finance has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation. Where necessary, comparative figures for previous years have been reclassified to conform to changes in presentation in the current year.

Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies". Three ultra-deepwater drilling units are owned by two wholly-owned subsidiaries of the Company that are accounted for using the equity method. Two further wholly-owned subsidiaries accounted for using the equity method have chartered in two container vessels on a long-term bareboat basis.

Use of accounting estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and the majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included under "Other financial items" in the consolidated statements of operations.

Revenue and expense recognition

Revenues and expenses are recognized on the accrual basis.

The Company generates its revenues from the charter hire of its vessels and offshore related assets. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements, where contracts exist, the charter rates are predetermined, service is provided and the collection of the revenue is reasonably assured.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income as it is earned ratably on a straight line basis over the duration of the period of each charter as adjusted for off-hire days.

Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Vessel operating expenses are expensed as incurred. Under a time charter, specified voyage costs such as fuel and port charges are paid by the charterer and other non-specified voyage expenses, such as commissions, are paid by the Company. Vessel operating costs include crews, voyage costs not applicable to the charterer, maintenance and insurance and are paid by the Company. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating costs and risks of operation. If payment is received in advance from charterers, it is recorded as deferred charter revenue and recognized as revenue over the period to which it relates.

Amounts receivable from profit sharing arrangements with Frontline Shipping Limited ("Frontline Shipping") and Frontline Shipping II Limited ("Frontline Shipping II") are accrued based on amounts earned at the reporting date. Profit share income has two elements:

- 25% profit sharing: Prior to December 31, 2011, Frontline Shipping and Frontline Shipping II paid the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates each fiscal year. The amendments to the charter agreements made on December 30, 2011, increased the profit sharing percentage to 25% for future earnings above those threshold levels as from January 1, 2012. In December 2011, the Company received a $106 million compensation payment from Frontline, of which $50 million represents a non-refundable advance relating to the 25% profit sharing agreement.

- Cash sweep: The amendments to the charter agreements additionally provide that for the four year period commencing January 1, 2012, of the temporary $6,500 per day per vessel reduction in charter rates, Frontline Shipping and Frontline Shipping II will pay the Company 100% of any earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day per vessel.

All contingent elements of rental income, such as profit share, cash sweep and interest rate adjustments, are recognized when the contingent conditions have materialized.

Cash and cash equivalents

For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Available for sale securities

Available for sale securities held by the Company consist of listed and unlisted corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income. The fair value of unlisted corporate bonds is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

Trade accounts receivable

The amount shown as trade accounts receivable at each balance sheet date includes receivables due from customers for hire of vessels and offshore related assets, net of allowance for doubtful balances. At each balance sheet date, all potentially uncollectable accounts are assessed individually to determine any allowance for doubtful receivables. At December 31, 2012 and 2011, no provision was made for doubtful receivables.

Inventories

Inventories are comprised principally of lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in first-out basis.

Vessels and equipment (including operating lease assets)

Vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years. These are common life expectancies applied in the shipping and offshore industries.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets and termination of charters".

Office equipment is depreciated at 20% per annum on a reducing balance basis.

Capitalized interest

Interest expense is capitalized during the period of construction of newbuilding vessels based on accumulated expenditures for the applicable vessel at the Company's capitalization rate of interest. The amount of interest capitalized in an accounting period is determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the vessel during the period. The capitalization rate used in an accounting period is based on the average three month London Interbank Offered Rate ("LIBOR"). The Company does not capitalize amounts in excess of actual interest expense incurred in the period.

Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases

Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

If the terms of an existing lease are agreed to be amended, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease had such amended terms been in effect at the lease inception, the amended lease agreement shall be considered to be a new lease agreement over the remainder of its term. If the terms of a capital lease are amended in a way that does not result in it being treated as a new operating lease agreement, the remaining minimum lease payments and, if appropriate, the estimated residual value will be amended to reflect the revised terms, with a corresponding increase or decrease in unearned income.

Other Long-Term Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has two long-term investments.

One long-term investment consists of shares in a container vessel owner/operator which are not publicly traded, and the best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an impairment adjustment was made to the carrying value of this asset in 2012, which is reported in the Consolidated Statements of Operations under "Long-term investment impairment charge" (see Note 5).

The other long-term investment consists of warrants to purchase shares in a U.S. company, which were received in 2012, together with other assets, as part of the consideration for the Company agreeing to terminate certain long-term charter agreements (see Note 9). Although shares in the U.S. company are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of the underlying shares, taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of the issuing company, trading characteristics of the issuing company's shares, and actual sale transactions of comparable securities completed in secondary markets. The Company carries out regular reviews of the value of this investment, and adjusts the carrying value accordingly. If it is considered that the initial value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income. In 2012, the Company concluded that the initial value of the warrants may not be recoverable and recorded an impairment charge, which is reported in the Consolidated Statement of Operations under "Long-term investment impairment charge" (see Note 5).

Deemed Equity Contributions

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet. This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease. The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets, including other long-term investments

The carrying value of long-lived assets, including other long-term investments, that are held by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the carrying value of the asset and its fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rigs and long-term investments in the second quarter of the year ended December 31, 2009, and concluded that the carrying values of six single-hull vessels, which have since been sold, and its investment in shares in a container vessel owner/operator were impaired. Following the impairment charges taken against these assets in 2009, no further impairment loss was required in 2010 and 2011. In the year ended December 31, 2012, reviews of the carrying value of long-lived assets indicated that the Company's long-term investments in shares in a container vessel owner/operator and warrants to purchase shares in a U.S. company were impaired, and charges were taken against these assets.

Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Convertible bonds

As required by ASC 470-20 "Debt with conversion and other options", the Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

Derivatives

Interest rate and currency swaps

The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company's swaps the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Financial Instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which the fair value of stock options issued to employees is expensed over the period in which the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs (International Financial Reporting Standards)". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of ASC Topic 820, "Fair Value Measurement". At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 by the Company with effect from January 1, 2012, did not have a material impact on its disclosures or consolidated financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income” in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this aspect of ASU 2011-05 with effect from the year ended December 31, 2011. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

In August 2012, the FASB issued ASU 2012-03 "Technical Amendments and Corrections to SEC Sections", which amends various SEC paragraphs of the ASC pursuant to the issuance of SEC Staff Accounting Bulletin No. 114 ("SAB 114"). SAB 114 was issued to update the relevant interpretive guidance in the SEC's Staff Accounting Bulletin series to make it consistent with current authoritative accounting guidance issued by the FASB. The principal changes involve revision or removal of accounting guidance references and other conforming changes to ensure consistency of reference throughout the SAB series. ASU 2012-03 is effective from the date of issuance. Its adoption did not have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

In October 2012, the FASB issued 2012-04 "Technical Corrections and Improvements" in order to clarify and amend various aspects of the ASC, particularly to recognize feedback from stakeholders in the ASC where appropriate. The amendments in ASU 2012-04 that are subject to transition guidance are effective for annual periods beginning after December 15, 2013. Its adoption is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Company has only one reportable segment.

The Company's assets operate on a world-wide basis and the Company's management does not evaluate performance by geographical region or by asset type, as they believe that any such information would not be meaningful.

LONG-TERM INVESTMENT IMPAIRMENT CHARGE	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENT IMPAIRMENT CHARGE
LONG-TERM INVESTMENT IMPAIRMENT CHARGE

The Company recorded a long-term investment impairment charge of $3.4 million in the year ended December 31, 2012, in respect of two investments (2011: $nil; 2010: $nil). The Company monitors events and trends which could indicate that the carrying amount of its long-term investments may not be recoverable.

During the first quarter of 2012, the Company determined that its investment in the shares of a company which is not publicly traded would not generate sufficient future cash flows to ensure that its carrying value would be fully recoverable. An impairment charge of $2.9 million was recorded, equal to the difference between the carrying value of the investment and its estimated fair value of $nil. The carrying value of this investment at December 31, 2012, is $nil (2011: $2.9 million).

During the second quarter of 2012, the Company received warrants to purchase shares in a U.S. company, together with other assets, as part of the consideration for the Company agreeing to terminate certain long-term charter agreements (see Note 9). Although shares in the U.S. company are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of the underlying shares, taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of the issuing company, trading characteristics of the issuing company's shares, and actual sale transactions of comparable securities completed in secondary markets. The initial fair value of these warrants was $1.7 million at the time of acquisition. A review of the fair value of this investment at the end of the second quarter of 2012 identified an impairment loss of $0.5 million, and the Company adjusted the carrying value accordingly. Subsequent reviews of the fair value of this investment have not resulted in any further impairment adjustments and the carrying value of this investment at December 31, 2012, was $1.2 million (2011: $nil).

TAXATION	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
TAXATION
TAXATION

Bermuda

Under current Bermudan law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until the year 2035.

United States

The Company does not accrue U.S. income taxes as, in the opinion of U.S. counsel, the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying statutory income tax rates and the reported income tax expense has not been presented herein, as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Other Jurisdictions

Certain of the Company's subsidiaries and branches in Singapore, Norway and the United Kingdom are subject to income tax in their respective jurisdictions. The tax paid by subsidiaries of the Company that are subject to income tax is not material.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2012	2011	2010
Basic:
Net income available to stockholders	185,836	131,175	165,712
Diluted:
Net income available to stockholders	185,836	131,175	165,712
Interest paid on convertible bonds	4,688	4,180	—
	190,524	135,355	165,712

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2012	2011	2010
Basic earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Diluted earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Effect of dilutive share options	168	286	227
Effect of dilutive convertible debt	5,106	4,216	—
	85,868	83,627	79,283

OPERATING LEASES	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
OPERATING LEASES
OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2012, are as follows:

(in thousands of $)
Year ending December 31
2013	128,904
2014	116,102
2015	109,480
2016	104,792
2017	101,943
Thereafter	126,421
Total minimum lease revenues	687,642

The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2012 and 2011 were as follows:

(in thousands of $)	2012	2011
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	1,041,126	896,830

GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2012
Gain (Loss) on Disposition of Assets [Abstract]
GAIN ON SALE OF ASSETS
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS

The Company has recorded gains on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands)	2012	2011	2010
Gain on sale of assets	25,681	8,468	28,104
Gain on termination of charters	21,705	—	—
Total gain on sale of assets and termination of charters	47,386	8,468	28,104

Gain on sale of vessels

During the year ended December 31, 2012, the Company realized the following gains on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Front Duke	14,722	12,500	2,222
Front Rider	10,187	8,274	1,913
Front Climber	8,938	7,818	1,120
Front Lady	14,080	9,738	4,342
Front Driver	9,574	6,253	3,321
Front Viewer	20,857	8,094	12,763
	78,358	52,677	25,681

The single-hull VLCCs Front Duke and Front Lady were accounted for as operating lease assets and were sold to unrelated parties in March 2012 and November 2012, respectively. The above sales prices are shown net of charter termination payments.

The OBOs Front Rider, Front Climber, Front Driver and Front Viewer were accounted for as direct financing lease assets and were sold to unrelated parties in July 2012, October 2012, November 2012 and December 2012, respectively. The above sales prices each include compensation earned for early termination of the charter.

Gain on termination of charters

In April 2012, the Company agreed to terminate the long-term bareboat charter agreements with Horizon Lines LLC relating to five container vessels. The Company received termination compensation consisting of second lien notes in Horizon Lines LLC with a face value of $40.0 million, warrants exercisable into ten percent of the common stock in the parent company Horizon Lines, Inc., and inventory remaining on board the vessels at the time of their redelivery. The $21.7 million aggregate fair value of these acquired assets is included in the Consolidated Statements of Operations in "Gain on sale of assets and termination of charters", made up as follows:

(in thousands of $)	Fair value
Second lien notes in Horizon Lines LLC - see (1) below	16,000
Warrants exercisable into common stock in Horizon Lines, Inc - see (2) below	1,665
Inventory on board vessels at time of redelivery - see (3) below	4,040
Total compensation received on termination of charters	21,705

(1)
The $40.0 million second lien notes bear interest, which can be paid in cash, in the form of additional notes or a combination of cash and additional notes at the option of Horizon Lines LLC, and mature in full in October 2016, unless previously redeemed. The notes are not listed and their estimated fair value at the time of acquisition was materially less than their face value. The fair value of the notes is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. The notes are being held as available for sale securities at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income (see Note 2 "Accounting policies"). The carrying value and face value of the notes including additional notes received and interest receivable as at December 31, 2012, are $17.8 million and $44.4 million, respectively.

(2)
The warrants can be exercised at any time between their issue and the 25th anniversary of the issue date. Although shares in Horizon Lines, Inc. are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of shares in Horizon Lines, Inc., taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of Horizon Lines, Inc., the trading characteristics of shares in Horizon Lines, Inc. and actual sale transactions of comparable securities completed in secondary markets. The warrants are being held as a long-term investment at fair value. The Company carries out regular reviews of the value of this investment and if it is considered that the carrying value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income (see Note 2: "Accounting policies"). In the second quarter of 2012, the Company recognized an impairment adjustment of $0.5 million. The carrying value of the warrants at December 31, 2012, is $1.2 million.

(3)	The inventory on board the vessels at the time of their redelivery, principally bunker fuel and lubricating oils, was valued at its market value.

OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
OTHER FINANCIAL ITEMS
OTHER FINANCIAL ITEMS

Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2012	2011	2010
Net increase/(decrease) in mark-to-market valuation of non-designated derivatives	6,314	(3,628)	(14,682)
Net increase/(decrease) in mark-to-market valuation of designated derivatives	1,466	(780)	(51)
Other items	(1,904)	(2,632)	(1,475)
Total other financial items	5,876	(7,040)	(16,208)

The net movement in mark-to-market valuations of designated derivatives relates to the ineffective portion of interest rate swaps and cross currency interest rate swaps that have been designated as cash flow hedges. The net movement in mark-to-market valuations of non-designated derivatives relates to terminated or de-designated interest rate swaps and cross currency interest rate swaps and non-designated interest rate swaptions. Changes in the valuations of the effective portion of interest rate swaps that are designated as cash flow hedges are reported under "Other comprehensive income". The above net increase/ (decrease) in valuation of non-designated derivatives in the year ended December 31, 2012, includes $27,000 (2011: $1.8 million; 2010: $14.6 million) reclassified from "Other comprehensive income", resulting from certain interest rate swaps relating to loan facilities no longer being designated as cash flow hedges.

Other items include bank charges, fees relating to loan facilities and foreign currency translation adjustments.

AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES

Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2012	2011
Amortized cost	55,092	23,651
Accumulated net unrealized gain/(loss)	569	(327)
Carrying value	55,661	23,324

The Company's investment in marketable securities consists of investments in secured notes which mature between 2015 and 2016. The net unrealized gain on available-for-sale securities included in other comprehensive income as at December 31, 2012, was $0.6 million (2011: net unrealized loss: $0.3 million).

TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Trade accounts receivable

Trade accounts receivable are presented net of allowances for doubtful debts. The allowance for doubtful trade accounts receivable was $nil at both December 31, 2012 and 2011. Trade accounts receivable at December 31, 2012, represents charter hire outstanding and includes a balance of $5.0 million due from a charterer, which is currently in dispute and which forms part of a legal claim for compensation for failing to perform under the charter obligation. A further $1.9 million is due from another charterer in respect of the charter hire of two Suezmax tankers where the charterer is making part payments of the charter hire. As at December 31, 2012, the Company has no reason to believe that either amount will not be recovered through due process or negotiation.

Other receivables
Other receivables are presented net of allowances for doubtful accounts. No allowance for doubtful accounts was made by the Company as at December 31, 2012 and 2011.

VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	2012	2011
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	1,041,126	896,830

During 2012, the Company took delivery of five newbuilding drybulk carriers at an aggregate cost of $145.2 million and two car carriers at an aggregate cost of $76.9 million. During 2011, the Company took delivery of four newbuilding drybulk carriers at an aggregate cost of $123.5 million and the jack-up drilling rig Soehanah at a cost of $151.6 million.

Depreciation expense was $55.6 million for the year ended December 31, 2012 (2011: $49.9 million; 2010: $34.2 million).

NEWBUILDINGS	12 Months Ended
Dec. 31, 2012
NEWBUILDINGS [Abstract]
NEWBUILDINGS
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid in purchase installments and other capital expenditures, together with capitalized loan interest. Interest capitalized in the cost of newbuildings amounted to $332,000 in 2012 (2011: $438,000; 2010: $308,000).

At December 31, 2012, there were five (2011: ten) newbuilding contracts with accumulated costs of $69.2 million (2011: $123.8 million). During 2012, five drybulk carriers were delivered. There were no new contracts for the construction of vessels agreed in 2012.

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

As at December 31, 2012, most of the Company's double-hull VLCCs, Suezmaxes and its OBO were chartered to Frontline Shipping and Frontline Shipping II on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately two to fourteen years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.

Two of the Company's offshore supply vessels are chartered on long-term bareboat charters to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc. ("Deep Sea"), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.

As of December 31, 2012, 26 of the Company's assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company's Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.

The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2012, of which Glorycrown and Everbright accounted for $93.5 million:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	1,955,514	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(538,890)	(629,397)
Net minimum lease payments receivable	1,416,624	1,552,189
Estimated residual values of leased property (un-guaranteed)	328,865	352,328
Less: unearned income	(435,047)	(503,921)
	1,310,442	1,400,596
Less: deferred deemed equity contribution	(151,454)	(164,471)
Less: unamortized gains	(15,129)	(16,065)
Total investment in direct financing and sales-type leases	1,143,859	1,220,060
Current portion	56,870	60,160
Long-term portion	1,086,989	1,159,900
	1,143,859	1,220,060

The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2012, are as follows:

(in thousands of $) Year ending December 31
2013	177,700
2014	216,527
2015	201,627
2016	210,544
2017	204,394
Thereafter	944,722
Total minimum lease revenues	1,955,514

INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

At December 31, 2012, 2011 and 2010 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011	2010
SFL West Polaris Limited	100.00%	100.00%	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
Rig Finance II Limited	—	—	100.00%
Bluelot Shipping Company Limited	100.00%	100.00%	—
SFL Corte Real Limited	100.00%	100.00%	—

The determination that Ship Finance is not the primary beneficiary of SFL West Polaris Limited ("SFL West Polaris"), SFL Deepwater Ltd. ("SFL Deepwater") and Rig Finance II Limited ("Rig Finance II") is due to these subsidiaries each owning assets on which the underlying leases include both fixed price call options and fixed price put options or purchase obligations. The determination that Ship Finance is not the primary beneficiary of Bluelot Shipping Company Limited ("Bluelot") and SFL Corte Real Limited ("Corte Real") is due to these subsidiaries, which do not own vessels, each having been incorporated specifically to participate in a three-party lease agreement, which can be effectively terminated by one of the other parties – see below.

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), fully guaranteed by its parent company Seadrill Limited ("Seadrill"), a related party. In July 2008, SFL West Polaris entered into a $700 million five year term loan facility and at December 31, 2012, the balance outstanding under this facility was $397.5 million. The Company guaranteed $70.0 million of this debt at December 31, 2012. In December 2012, SFL West Polaris entered into a $420 million five year term loan and revolving credit facility, which was used to refinance the existing $700 million facility in January 2013. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL West Polaris is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill. In September 2008, SFL Deepwater entered into a $1,400 million five year term loan facility and at December 31, 2012, the balance outstanding under this facility was $821.9 million. The Company guarantees $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide each of the charterers with various call options to acquire the rigs at certain dates throughout the charter. In addition, there is an obligation for each of the charterers to purchase the respective rigs at fixed prices at the end of the charters, which expire in 2023. Because the two main assets of SFL Deepwater are the subject of leases which includes both fixed price call options and fixed price purchase obligations, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Rig Finance II was a 100% owned subsidiary of Ship Finance, incorporated in 2007 for the purpose of holding a jack-up drilling rig and leasing that rig to Seadrill Prospero Limited, fully guaranteed by its parent company Seadrill. The rig was chartered on a bareboat basis and the terms of the charter initially provided the charterer with various call options to acquire the rig at certain dates throughout the charter. On December 31, 2010, the terms of the charters were amended to provide the charterer with two additional call options in exchange for Rig Finance II receiving a put option at the end of the charter. Prior to the charter amendment, Rig Finance II was fully consolidated by the Company on the basis that it was a variable interest entity in which the Company was the primary beneficiary. The charter amendment resulted in the Company no longer being the primary beneficiary, which accordingly under ASC 810 was accounted for using the equity method with effect from December 31, 2010. In May 2011, the charterer advised the Company of its intention to exercise its option to acquire the rig at the option price of $133.1 million, and the transaction was effected in June 2011 as a sale of Rig Finance II. The Company recorded a gain of $4.1 million on the sale, which was recorded as "Gain on sale of investment in associated company". The acquisition of the rig in 2007 was partly financed by a $170 million term loan facility entered into by Rig Finance II, of which $20 million was guaranteed by Ship Finance. The Company has agreed to continue to provide this $20 million guarantee until the loan facility is fully repaid by Rig Finance II, against a guarantee fee receivable from Seadrill and with full indemnification by Seadrill.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent units ("TEU") container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing the vessel out on a time-charter basis to CMA CGM S.A. ("CMA CGM"). The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, each of which cost its owner $171 million, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which carry a fixed rate of interest and are shown under "Loans to others, long-term", and senior secured loan financing of $60 million per vessel provided by financial institutions. Ship Finance has provided a guarantee for the senior secured loan relating to one of the vessels, which is secured by a first priority mortgage. Although the owners of the vessels and CMA CGM are not related parties, the charter agreements are linked and designed to provide Bluelot and Corte Real with predetermined net income. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels at the same prices from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities for $2.6 million on January 1, 2014, 2015, 2016, 2017 or 2018, while Bluelot and Corte Real have options to acquire the vessel-owning entities on January 1, 2018, if CMA CGM has not exercised its options. If an option to acquire a vessel-owning entity is exercised, the provisions and obligations of the corresponding financing and lease agreements will no longer be applied. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.

In addition to the above wholly-owned subsidiaries, prior to December 31, 2010, the 100% owned subsidiary Front Shadow Inc. ("Front Shadow") was also accounted for using the equity method. Front Shadow was incorporated in 2006 for the purpose of holding a Panamax drybulk carrier and leasing that vessel to Golden Ocean Group Limited ("Golden Ocean"), a related party. In December 2010, the lease with Golden Ocean was terminated and the vessel was sold at Golden Ocean's purchase option price of $21.5 million. Upon the sale of its vessel, Front Shadow ceased to be a variable interest entity accounted for using the equity method, and since then has been fully consolidated by the Company. Although Front Shadow has not been an equity method investee since before December 31, 2010, its earnings in the years ended December 31, 2010, are included in "Equity in earnings of associated companies".

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	206,114	145,390	52,776	3,998	3,950
Non-current assets	1,482,687	994,390	488,297	—	—
Total assets	1,688,801	1,139,780	541,073	3,998	3,950
Current liabilities	868,850	828,712	40,138	—	—
Non-current liabilities (2)	587,060	160,050	427,010	—	—
Total liabilities	1,455,910	988,762	467,148	—	—
Total shareholders' equity	232,891	151,018	73,925	3,998	3,950

	As of December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	225,958	135,876	86,641	1,751	1,690
Non-current assets	1,663,530	1,127,563	535,967	—	—
Total assets	1,889,488	1,263,439	622,608	1,751	1,690
Current liabilities	201,355	124,049	77,282	20	4
Non-current liabilities (2)	1,518,295	1,024,071	494,224	—	—
Total liabilities	1,719,650	1,148,120	571,506	20	4
Total shareholders' equity	169,838	115,319	51,102	1,731	1,686

(1)
Bluelot and Corte Real current assets at December 31, 2012, include $3.8 million (2011: $1.7 million) and $3.8 million (2011: $1.7 million) due from Ship Finance, respectively – see Note 23 "Related party transactions".

(2)
SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2012, include $67.0 million (2011: $84.6 million) and $154.9 million (2011: $189.6 million) due to Ship Finance – see Note 23 "Related party transactions".

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Operating revenues	146,263	69,508	37,421	19,612	19,722
Net operating revenues	111,434	69,485	37,418	2,266	2,265
Net income (3)	43,492	28,243	10,719	2,266	2,264

	Year ended December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real	Rig Finance II
Operating revenues	155,514	76,586	46,771	14,499	14,108	3,550
Net operating revenues	130,311	76,583	46,767	1,731	1,686	3,544
Net income (3)	50,902	31,861	12,806	1,731	1,686	2,818

	Year ended December 31, 2010
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Front Shadow
Operating revenues	137,344	84,127	52,318	899
Net operating revenues	137,149	84,084	52,316	749
Net income (3)	50,413	35,296	14,569	548

(3)
The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2012, includes interest payable to Ship Finance amounting to $6.5 million (2011: $6.5 million; 2010: $6.5 million) and $13.1 million (2011: $13.1 million; 2010: $13.1 million), respectively - see Note 23 "Related party transactions".

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2012	2011
Vessel operating expenses	1,478	1,013
Administrative expenses	966	697
Interest expense	10,132	7,660
	12,576	9,370

OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2012	2011
Deferred charter revenue	1,311	1,245
Prepaid charter income	2,544	7,321
Employee taxes	900	689
Other	11,816	79
	16,571	9,334

Other current liabilities at December 31, 2012, includes $11.7 million compensation received from Frontline for the early termination of the charter and the estimated loss of future cash sweep income of the OBO Front Guider, which was received in advance of its disposal in March 2013.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	2012	2011
Long-term debt:
8.5% Senior Notes due 2013	247,766	274,209
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	78,505	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	107,910	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,272,019	1,436,672
	1,831,200	1,910,464
Less: current portion of long-term debt	(157,689)	(150,342)
	1,673,511	1,760,122

 The outstanding debt as of December 31, 2012, is repayable as follows:

(in thousands of $) Year ending December 31
2013	157,689
2014	311,235
2015	318,816
2016	183,104
2017	166,481
Thereafter	693,875
Total debt	1,831,200

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2012, was 4.17% per annum (2011: 4.51%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2012, the three month dollar LIBOR was 0.306% (2011: 0.581%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.83% (2011: 2.89%).

8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580 million of 8.5% senior notes. Interest on the notes is payable in cash semi-annually in arrears on June 15 and December 15. The notes were not redeemable prior to December 15, 2008, except in certain circumstances. After this date the Company may redeem notes at redemption prices which reduce from an initial redemption price of 104.25% to a redemption price of 100% from December 15, 2011, onwards.

In 2004, 2005 and 2006, the Company bought back and canceled notes with an aggregate principal amount of $130.9 million. No notes were bought in 2007 and 2008. In 2009, 2010, 2011 and 2012 the Company purchased notes with principal amounts totaling $148.0 million, $5.0 million, $21.9 million and $26.4 million, respectively, which are being held as treasury notes. Losses of $122,000 and $13,000 were recorded on the purchases in 2012 and 2010, respectively, and gains of $521,000 and $20.6 million were recorded on the purchases in 2011 and 2009, respectively. The net amount outstanding at December 31, 2012, was $247.8 million (2011: $274.2 million). In January 2013, the Company issued $350.0 million senior unsecured convertible bonds due 2018, the proceeds of which were partly used in March 2013 to fully repay the outstanding 8.5% Senior Notes (see also Note 27: Subsequent events). Accordingly, the 8.5% Senior Notes are shown as repayable after 2017 in the above table.

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014. The bonds may, in their entirety, be redeemed at the Company's option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK10.0 million in 2012, NOK13.0 million in 2011 and NOK40.5 million in 2010, which are being held as treasury bonds. The net amount outstanding at December 31, 2012, was NOK436.5 million, equivalent to $78.5 million (2011: NOK446.5 million, equivalent to $74.6 million).

3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.73. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. At December 31, 2012, the full amount of NOK600 million was outstanding, equivalent to $107.9 million.

$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, those long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continues without recourse to the Company, as part of the amended agreement the Company now guarantees that revenues received by the vessel-owning subsidiaries will achieve certain minimum levels for each vessel. This performance guarantee is, however, limited to $25 million in aggregate. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at December 31, 2012, was $174.8 million (2011: $175.0 million).

$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels. One of the vessels was sold in January 2008 and the loan facility now relates to the remaining four vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2012, was $82.4 million (2011: $90.8 million).

$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2012, was $45.5 million (2011: $51.9 million).

$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of the container vessel SFL Europa. The facility bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2012, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2012, was $7.0 million (2011: $9.0 million).

$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. At December 31, 2012, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2012, was $29.3 million (2011: $33.3 million).

$58 million secured revolving credit facility
In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks. The proceeds of the facility were secured against two container vessels, Heung-A Green (ex Asian Ace) and Green Ace. The facility bears interest at LIBOR plus a margin and has a term of five years. At December 31, 2012, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2012, was $23.0 million (2011: $33.6 million).

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Glorycrown. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2012, was $34.8 million (2011: $37.6 million).

$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline. Seven of the vessels were sold during 2011 and 2012, and the facility was secured against the remaining 19 vessels at December 31, 2012. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. The net amount outstanding at December 31, 2012, was $313.0 million (2011: $439.8 million). The available amount under the revolving part of the facility at December 31, 2012 was $36.3 million (2011: $nil).

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Everbright. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2012, was $34.8 million (2011: $37.6 million).

$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against the newly acquired Supramax drybulk carriers SFL Hudson and SFL Yukon. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2012, was $45.9 million (2011: $49.8 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against the jack-up drilling rig Soehanah. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2012, was $52.5 million (2011: $87.5 million). The available amount under the revolving part of the facility at December 31, 2012 was $25.0 million (2011: $nil).

$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three newbuilding Supramax drybulk carriers. Two of the vessels were delivered in 2011 and the third in 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately eight years. The Company has provided a limited corporate guarantee for this facility. The net amount outstanding at December 31, 2012, was $68.4 million (2011: $64.7 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is a Chinese export credit and is supported by China Export & Credit Insurance Corporation, or SINOSURE, which was provided an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against the newbuilding container vessel SFL Avon, delivered in 2010, and seven newbuilding Handysize drybulk carriers, two of which were delivered in 2011 and four of which were delivered in 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The undrawn commitment at December 31, 2012 was $17.9 million, relating to the vessel not yet delivered. The net amount outstanding at December 31, 2012, was $140.3 million (2011: $96.8 million).

$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at LIBOR plus a margin and will be secured against the relevant securities. The facility had not been utilized as at December 31, 2012. The available amount under this facility at December 31, 2012 was $18.9 million (2011: $11.7 million).

$167 million secured term loan and revolving credit facility
In July 2011, the Company entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks, to refinance a facility which matured in 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured against five VLCCs. The net amount outstanding at December 31, 2012 was $130.3 million (2011: previous facility $144.1 million). The available amount under the revolving part of the facility at December 31, 2012 was $1.7 million (2011: previous facility $nil).

$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184.0 million secured loan facility with a bank, secured against four newbuilding container vessels scheduled for delivery in 2013 and 2014. The facility bears interest at LIBOR plus a margin and has a term of approximately 12 years from delivery of each vessel. The facility is for both pre- and post-delivery financing. The net amount outstanding at December 31, 2012 was $36.8 million (2011: $nil), relating to pre-delivery financing of installments paid to the yard. The undrawn commitment at December 31, 2012 was $147.2 million (2011: $nil) relating to future yard instalments.

$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2012 was $53.2 million (2011: $nil).

The aggregate book value of assets pledged as security against borrowings at December 31, 2012, was $2,240 million (2011: $2,241 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2012, the Company is in compliance with all of the covenants under its long-term debt facilities.

OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	2012	2011
Unamortized sellers' credit	21,207	24,293
Other items	204	604
	21,411	24,897

The Company's six offshore supply vessels were acquired from Deep Sea and were chartered back to Deep Sea under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling $37.0 million which are being recognized as additional bareboat revenues over the period of the charters.

Other items include the $0.2 million unamortized fair value of the financial guarantee given to the providers of loan finance to Rig Finance II (2011: $0.6 million) – see Note 16 "Investment in associated companies".

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2012	2011
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2012	2011
85,225,000 common shares of $1.00 par value each (2011: 79,125,000 shares)	85,225	79,125

The Company's common shares are listed on the New York Stock Exchange.

In March 2012, the Company issued 100,000 new shares in order to satisfy options exercised by an employee. The exercise price of the options was $6.85 per share, resulting in a premium on issue of $0.6 million. In October 2012, the Company issued and sold 6,000,000 shares pursuant to a prospectus filed in November 2010. Total proceeds of $88.9 million net of costs were received, resulting in a premium on issue of $82.9 million. No new shares were issued in the year ended December 31, 2011.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 22). During 2012, two employees exercised options and in lieu of issuing new shares, the Company made payments to them totaling $1.5 million, equal to the intrinsic value of the options on the date of exercise. This amount is accounted for as a repurchase of the Company's shares and the payment is recorded as a reduction of additional paid-in capital.

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the year ended December 31, 2012, the Company has credited contributed surplus with $13.0 million of such deemed equity contributions (2011: $16.2 million).

SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN

The Option Scheme adopted in November 2006 will expire in November 2016. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price shall never be reduced below the par value of the share. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date vest over a period of 1 to 3 years and have a 5 year term. There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares of Ship Finance or treasury shares held by the Company may be used to satisfy exercised options.

The following summarizes share option transactions related to the Option Scheme in 2012, 2011 and 2010:

	2012		2011		2010
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	830,500	11.25	617,000	10.14	770,000	14.84
Granted	—	—	213,500	20.13	97,000	18.19
Exercised	(260,000)	7.17	—	—	(26,334)	10.38
Forfeited	(72,500)	18.05	—	—	(223,666)	26.69
Options outstanding at end of year	498,000	10.27	830,500	11.25	617,000	10.14
Exercisable at end of year	376,668	8.29	434,006	7.94	280,005	8.87

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or forfeited, as appropriate.

The fair values of options granted are estimated on the date of the grant using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2012, 2011 and 2010 are as follows:

	New options granted in year ended December 31
	2012	2011	2010
Risk free interest rate	—	1.13%	1.32%
Expected volatility	—	65.6%	65.6%
Expected dividend yield	—	0.00%	0.00%
Expected life of options	—	3.5 years	3.5 years

The risk-free interest rates were estimated using the interest rate on three year U.S. treasury zero coupon issues. The volatility was estimated using historical share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It is assumed that all options granted under the plan will vest.

The weighted average grant-date fair values of new options granted during 2011 and 2010 were $9.50 per share and $8.37 per share, respectively.

The total intrinsic value of options exercised in 2012 was $2.3 million on the day of exercise (2011: $nil; 2010: $0.2 million). The intrinsic value of options fully vested but not exercised at December 31, 2012, is $3.2 million and their average remaining term is 1.9 years.

As of December 31, 2012, there was $0.3 million in unrecognized compensation costs related to non-vested options granted under the Option Scheme (2011: $1.3 million). This cost will be recognized over the remaining vesting periods, which average 1.0 years.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company's business continues to be transacted with Frontline and the Frontline Charterers (collectively Frontline Shipping, Frontline Shipping II and Frontline Shipping III Limited), and the following other related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:

–	Seadrill

–	Golden Ocean

–	Deep Sea

–	Golar LNG Limited ("Golar")

The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15):

(in thousands of $)	2012	2011
Amounts due from:
Frontline Charterers	51,788	8,356
Frontline Ltd	810	1,206
Deep Sea	1,305	—
Seadrill	300	213
Total amount due from related parties	54,203	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	67,010	84,621
SFL Deepwater	154,874	189,563
Total loans to related parties - associated companies, long-term	221,884	274,184
Amounts due to:
Frontline Charterers	804	—
Frontline Management	815	944
Bluelot	3,802	1,731
Corte Real	3,756	1,686
Other related parties	50	60
Total amount due to related parties	9,227	4,421

SFL West Polaris, SFL Deepwater, Bluelot and Corte Real are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at December 31, 2012 (see Note 16). The amounts due to Bluelot and Corte Real are the balances on the current accounts between those companies and Ship Finance. As described below in "Related party loans", at December 31, 2012 and 2011, the long-term loans from Ship Finance to SFL West Polaris and SFL Deepwater are presented net of their respective current accounts.

Related party leasing and service contracts
As at December 31, 2012, 24 of the Company's vessels leased to the Frontline Charterers and two of its offshore supply vessels leased to a subsidiary of Deep Sea are recorded as direct financing leases. Prior to December 31, 2010, the Company also fully consolidated Rig Finance II (see Note 16), which leased a jack-up drilling rig to a subsidiary of Seadrill under a direct financing lease. In addition, at December 31, 2012, one vessel was leased to the Frontline Charterers and four offshore supply vessels were leased to subsidiaries of Deep Sea under operating leases.

At December 31, 2012, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was $1,217.0 million (2011: $1,301.4 million) of which $50.8 million (2011: $54.4 million) represents short-term maturities.

At December 31, 2012, the net book value of assets leased under operating leases to the Frontline Charterers and Deep Sea was $131.5 million (2011: $166.3 million).

A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

(in millions of $)	2012	2011	2010
Operating lease income	20.7	21.9	22.6
Direct financing lease interest income	59.2	97.8	119.4
Finance lease service revenue	64.8	70.0	76.9
Direct financing lease repayments	52.8	199.5	123.8

On December 30, 2011, amendments were made to the charter agreements with Frontline Shipping and Frontline Shipping II, which related to 28 vessels accounted for as direct financing leases. Four of those vessels were sold in 2012. In terms of the amending agreements, the Company received a compensation payment of $106 million and agreed to a $6,500 per day reduction in the time charter rate of each vessel for the period January 1, 2012, to December 31, 2015. Thereafter, the charter rates revert to the previously agreed daily amounts. The leases were amended to reflect the compensation payment received and the reduction in future minimum lease payments to be received.

Prior to December 31, 2011, Frontline Shipping and Frontline Shipping II paid the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates each fiscal year. The amendments to the charter agreements made on December 30, 2011, increased the profit sharing percentage to 25% for future earnings above those threshold levels. Of the $106 million compensation payment received, $50 million represents a non-refundable advance relating to the 25% profit sharing agreement. The Company earned and recognized profit sharing revenue under these arrangements in the year ended December 31, 2012, of $nil (2011: $0.5 million; 2010: $30.6 million).

The amendments to the charter agreements additionally provide that for the four year period of the temporary reduction in charter rates, Frontline Shipping and Frontline Shipping II will pay the Company 100% of any earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day per vessel. In the year ended December 31, 2012, the Company earned and recognized $52.2 million of revenue under this arrangement, which is also reported under "Profit sharing revenues" (2011: $nil; $2010: $nil).

In the event that vessels on charter to the Frontline Charterers are agreed to be sold, the Company may either pay or receive compensation for the termination of the lease. In March 2012 and November 2012 the single-hull VLCCs Front Duke and Front Lady were sold and their leases cancelled, with agreed termination fees payable of $11.0 million and $12.2 million, respectively. In July 2012, October 2012, November 2012 and December 2012, the OBOs Front Rider, Front Climber, Front Driver and Front Viewer were sold and their leases cancelled, with agreed termination fees receivable of $0.4 million, $0.6 million, $0.5 million and $11.4 million respectively.

As at December 31, 2012, the Company was owed a total of $51.8 million (2011: $8.4 million) by the Frontline Charterers in respect of leasing contracts and profit share.

At December 31, 2012, the Company was owed $0.8 million (2011: $1.2 million) by Frontline in respect of various items.

At December 31, 2012, the Company was owed $1.3 million (2011: $nil) by Deep Sea in respect of leasing contracts.

The vessels leased to the Frontline Charterers are on time charter terms and for each such vessel the Company pays a management fee of $6,500 per day to Frontline Management (Bermuda) Ltd. ("Frontline Management"), a wholly owned subsidiary of Frontline. An exception to this arrangement is for any vessel leased to the Frontline Charterers which is sub-chartered on a bareboat basis, for which there is no management fee payable for the duration of the bareboat sub-charter. In the year ended December 31, 2012, the Company also had seven container vessels, eleven drybulk carriers and two car carriers operating on time charter, for which the supervision of the technical management was sub-contracted to Frontline Management. In the year ended December 31, 2012, management fees payable to Frontline Management amounted to $65.9 million (2011: $71.1 million; 2010: $78.3 million).

In the year ended December 31, 2012, the Company had seven container vessels and eleven drybulk carriers operating on time charter, for which part of the operating management was sub-contracted to Golden Ocean. In the year ended December 31, 2012, management fees payable to Golden Ocean amounted to approximately $534,000 (2011: $207,000; 2010: $20,000). Management fees are classified as vessel operating expenses in the consolidated statements of operations.

We pay a commission of 1% to Frontline Management in respect of all payments received in respect of the five-year sales-type leases on the Suezmax tankers Glorycrown and Everbright. In 2012 we paid $0.1 million to Frontline Management pursuant to this arrangement (2011: $0.1 million; 2010: $0.5 million).

The Company also paid $0.5 million in 2012 (2011: $0.5 million, 2010: $0.4 million) to Frontline Management for the provision of management and administrative services.

We pay fees to Frontline Management for the management supervision of some of our newbuildings, which in 2012 amounted to $2.1 million (2011: $3.1 million, 2010: $1.9 million).

The Company paid $409,000 in 2012 (2011: $503,000; 2010: $331,000) to Frontline Management AS for the provision of office facilities in Oslo.

As at December 31, 2012, the Company owes Frontline Management and Frontline Management AS a combined total of $0.8 million (2011: $0.9 million) for various items, including newbuilding supervision fees, technical supervision fees and office costs.

The Company paid $195,000 in 2012 (2011: $115,000; 2010: $161,000) to Golar Management UK Limited, a subsidiary of Golar, for the provision of office facilities in London. At December 31, 2012, the Company owed Golar Management UK Limited $50,000 (2011: $53,000), which is included in amounts due to other related parties.

The Company paid $15,000 in 2012 (2011: $40,000; 2010: $19,000) to Seadrill Management (S) Pte Ltd, a subsidiary of Seadrill, for the provision of office facilities in Singapore.

In June 2011, the Company sold its wholly-owned subsidiary Rig Finance II to a subsidiary of Seadrill. The Company continues to provide a guarantee on the entity's loan facility until June 2013, and receives guarantee commission from Seadrill. As at December 31, 2012, the Company was owed $0.3 million (2011: $0.2 million) by Seadrill in respect of guarantee commission.

Related party loans – associated companies
In 2010, Ship Finance entered into agreements with SFL West Polaris and SFL Deepwater granting fixed interest loans to them of $145.0 million and $290.0 million, respectively. These loans are repayable in full on July 11, 2023, and October 1, 2023, respectively, or earlier if the companies sell their drilling units. Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled by offset against the eventual repayments of the fixed interest loans. In the year ended December 31, 2012, the Company received interest income on these loans of $6.5 million from SFL West Polaris (2011: $6.5 million; 2010: $6.5 million) and $13.1 million from SFL Deepwater (2011: $13.1 million; 2010: $13.1 million), totaling $19.6 million.

Related party purchases and sales of vessels – 2011
In June 2011, a subsidiary of Seadrill, to which the jack-up drilling rig West Prospero was chartered, exercised its option to purchase the rig at the fixed option price of $133.1 million. The rig was owned by Rig Finance II, a wholly-owned subsidiary of the Company accounted for using the equity method. The transaction was effected as a sale of Rig Finance II and a gain of $4.1 million was recorded on the sale (see Note 16).

Related party purchases and sales of vessels – 2010
In February 2010, the Company sold the VLCC Front Vista to a subsidiary of Frontline for $58.5 million, including compensation of approximately $0.4 million receivable from Frontline for the early termination of the related charter.

In December 2010, the charter of the Panamax drybulk carrier Golden Shadow to Golden Ocean was terminated and the vessel sold at Golden Ocean's purchase option price of approximately $21.5 million. The vessel had been owned and leased by Front Shadow Inc, a wholly owned subsidiary of the Company accounted for under the equity method (see Note 16).

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2014 and 2017. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.

The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2012	2011
Designated derivative instruments -Liabilities:
Interest rate swaps	84,044	70,071
Cross currency interest rate swaps	411	2,012
Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,426	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	85,881	79,870

(in thousands of $)	2012	2011
Designated derivative instruments -Assets:
Interest rate swaps	4	—
Cross currency interest rate swaps	3,275	—
Non-designated derivative instruments -Assets:
Cross currency interest rate swaps	132	—
	3,411	—

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2012, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$303,684 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$39,440 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$45,864 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$68,423 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,836 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$36,800 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$82,388 (reducing to $69,713)	September 2012	September 2014	4.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*

*
These swaps relate to the NOK500 million and NOK600 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at December 31, 2012, the total notional principal amount subject to such swap agreements was $1,033.0 million (2011: $1,070.7 million).

Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK450 million	US$76.1 million	October 2010	April 2014
NOK600 million	US$105.4 million	October 2012	October 2017

Apart from the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2012, and 2011, are as follows:

	2012	2012	2011	2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	55,661	55,661	23,324	23,324
Floating rate NOK bonds due 2014	78,505	78,891	74,583	63,769
Floating rate NOK bonds due 2017	107,910	106,902	—	—
8.5% Senior Notes due 2013	247,766	248,542	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	118,513	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411	3,411	—	—
Interest rate/ currency swap contracts – long-term payables	85,881	85,881	79,870	79,870

The above long-term payables relating to interest rate/ currency swap contracts at December 31, 2012, include $1.4 million which relates to non-designated swap contracts (2011: $7.8 million), with the balance relating to designated hedges. Similarly, the above long-term receivables relating to interest rate/ currency swap contracts at December 31, 2012, include $0.1 million which relates to non-designated swap contracts (2011: $nil), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities as at December 31, 2012, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	55,661	37,882		17,779
Interest rate/ currency swap contracts - long-term receivables	3,411		3,411
Total assets	59,072	37,882	3,411	17,779
Liabilities:
Floating rate NOK bonds due 2014	78,891	78,891
Floating rate NOK bonds due 2017	106,902	106,902
8.5% Senior Notes due 2013	248,542	248,542
3.75% unsecured convertible bonds due 2016	118,513	118,513
Interest rate/ currency swap contracts – long-term payables	85,881		85,881
Total liabilities	638,729	552,848	85,881	—

The above fair values of financial assets and liabilities as at December 31, 2011, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	23,324	23,324
Total assets	23,324	23,324	—	—
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate/ currency swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Listed available for sale securities are recorded at fair value, being their market value as at the balance sheet date. The fair value of unlisted available for sale securities, which at December 31, 2012, comprise unlisted corporate bonds, is a Level 3 input and is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds due 2014 and 2017, and the 3.75% unsecured convertible bonds are based on the quoted market prices as at the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at the balance sheet date.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Danske Bank and Nordea. However, the Company believes this risk is remote.

Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our operating revenues. In the year ended December 31, 2012, Frontline accounted for 54% of our operating revenues (2011: 56%, 2010: 70%). There is thus a concentration of revenue risk with Frontline.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

2012
Book value of assets pledged under ship mortgages (see Note 19)	$2,240 million

Other Contractual Commitments
The Company has arranged insurance for the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. On certain of the vessels insured, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

SFL West Polaris and SFL Deepwater are wholly-owned subsidiaries of the Company, which are accounted for using the equity method. Accordingly, their assets and liabilities are not consolidated in the Company's Consolidated Balance Sheets, but are presented on a net basis under "Investment in associated companies" - see Note 16. As at December 31, 2012, their combined borrowings amounted to $1,219.4 million and the Company guaranteed $270.0 million of this debt.

Following the sale of Rig Finance II to Seadrill (see Note 16), the Company has agreed to continue providing a $20 million guarantee on the entity's term loan facility until June 2013, or such earlier date as the term loan facility is repaid in full. The guarantee is fully indemnified by Seadrill.

The Company has provided a guarantee for the senior secured loan financing relating to the container vessel chartered-in by Corte Real, which is a wholly-owned subsidiary accounted for using the equity method (see Note 16). At December 31, 2012, the outstanding balance on the loan, which is secured by a first priority mortgage on the vessel, was $52.6 million.

At December 31, 2012, the Company had contractual commitments under newbuilding contracts totaling $189.6 million (2011: $275.6 million). There are no other contractual commitments at December 31, 2012.

The Company is routinely party both as plaintiff and defendant to laws suits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such law suits.

CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

The Company's consolidated financial statements include 9 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from January 2013 to October 2018. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.

At December 31, 2012, the vessels of two of these entities are accounted for as direct financing leases with a combined carrying value of $82.4 million, unearned lease income of $26.6 million and estimated residual values of $21.7 million. The outstanding loan balances in these two entities total $45.5 million, of which the short-term portion is $6.4 million.

The other 7 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets, with a total net book value at December 31, 2012, of $297.5 million. The outstanding loan balances in these entities total $164.2 million, of which the short-term portion is $20.9 million.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In January 2013, the non-double hull VLCC Edinburgh was delivered to its new owner. Net sales proceeds of approximately $18.9 million were received, after deducting $7.8 million compensation payable to Frontline for early termination of the charter. A gain on disposal of approximately $4.4 million is expected to be recorded in the first quarter of 2013.

In January 2013, the Company issued $350 million senior unsecured convertible bonds due 2018. Interest on the bonds is fixed at 3.25% per annum. The proceeds of the issue were used to fund the redemption of the Company's outstanding 8.5% senior notes, which were redeemed in full on March 1, 2013, and for general corporate purposes, including working capital. The bonds are convertible into our common shares at any time up to two business days prior to February 1, 2018, and at the time of issue the conversion price was $21.945 per share, representing a 33% premium on the share price at the time of issue. Related to the bond issue, we have loaned up to 6,060,606 of our common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares we have loaned out are shares which we have borrowed from Hemen, our largest shareholder. We have agreed to pay Hemen a single loan fee of approximately $1.0 million for this arrangement, under which they will continue to receive the amount of any dividends receivable on the shares.

In January 2013, the $420 million loan facility entered into by the equity accounted wholly-owned subsidiary SFL West Polaris in December 2012 was drawn in full, and the outstanding amount under the $700 million facility was prepaid in full. The Company guarantees $100 million of the $420 million loan.

In January 2013, an employee of the Company exercised options to acquire 25,000 shares in the Company and 25,000 new shares were issued.

In February 2013, the 1993 built Suezmax tanker Front Pride was sold to an unrelated third party for total proceeds of approximately $12.1 million, including $2.1 million compensation receivable from Frontline for the early termination of the charter. A gain on disposal of approximately $0.5 million is expected to be recorded in the first quarter of 2013.

In March 2013, the 8.5% Senior Notes were redeemed in full.

In March 2013, the OBO Front Guider was sold to an unrelated third party for total proceeds of approximately $21.2 million, including $11.7 million compensation received in December 2012 from Frontline for early termination of the charter and the estimated loss of future cash sweep income. A gain on disposal of approximately $13.2 million is expected to be recorded in the first quarter of 2013.

In March 2013, the newbuilding drybulk carrier Western Copenhagen was delivered by the yard and immediately commenced a three year time charter.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation. Where necessary, comparative figures for previous years have been reclassified to conform to changes in presentation in the current year.

Consolidation of variable interest entities
Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies
Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies". Three ultra-deepwater drilling units are owned by two wholly-owned subsidiaries of the Company that are accounted for using the equity method. Two further wholly-owned subsidiaries accounted for using the equity method have chartered in two container vessels on a long-term bareboat basis.

Use of accounting estimates
Use of accounting estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies
Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and the majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included under "Other financial items" in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition

Revenues and expenses are recognized on the accrual basis.

The Company generates its revenues from the charter hire of its vessels and offshore related assets. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements, where contracts exist, the charter rates are predetermined, service is provided and the collection of the revenue is reasonably assured.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income as it is earned ratably on a straight line basis over the duration of the period of each charter as adjusted for off-hire days.

Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Vessel operating expenses are expensed as incurred. Under a time charter, specified voyage costs such as fuel and port charges are paid by the charterer and other non-specified voyage expenses, such as commissions, are paid by the Company. Vessel operating costs include crews, voyage costs not applicable to the charterer, maintenance and insurance and are paid by the Company. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating costs and risks of operation. If payment is received in advance from charterers, it is recorded as deferred charter revenue and recognized as revenue over the period to which it relates.

Amounts receivable from profit sharing arrangements with Frontline Shipping Limited ("Frontline Shipping") and Frontline Shipping II Limited ("Frontline Shipping II") are accrued based on amounts earned at the reporting date. Profit share income has two elements:

- 25% profit sharing: Prior to December 31, 2011, Frontline Shipping and Frontline Shipping II paid the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates each fiscal year. The amendments to the charter agreements made on December 30, 2011, increased the profit sharing percentage to 25% for future earnings above those threshold levels as from January 1, 2012. In December 2011, the Company received a $106 million compensation payment from Frontline, of which $50 million represents a non-refundable advance relating to the 25% profit sharing agreement.

- Cash sweep: The amendments to the charter agreements additionally provide that for the four year period commencing January 1, 2012, of the temporary $6,500 per day per vessel reduction in charter rates, Frontline Shipping and Frontline Shipping II will pay the Company 100% of any earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day per vessel.

All contingent elements of rental income, such as profit share, cash sweep and interest rate adjustments, are recognized when the contingent conditions have materialized.

Cash and cash equivalents
Cash and cash equivalents

For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Available for sale securities
Available for sale securities

Available for sale securities held by the Company consist of listed and unlisted corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income. The fair value of unlisted corporate bonds is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

Trade accounts receivable
Trade accounts receivable

The amount shown as trade accounts receivable at each balance sheet date includes receivables due from customers for hire of vessels and offshore related assets, net of allowance for doubtful balances. At each balance sheet date, all potentially uncollectable accounts are assessed individually to determine any allowance for doubtful receivables. At December 31, 2012 and 2011, no provision was made for doubtful receivables.

Inventories	Inventories Inventories are comprised principally of lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in first-out basis.
Vessels and equipment (including operating lease assets)	Vessels and equipment (including operating lease assets) Vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years. These are common life expectancies applied in the shipping and offshore industries. Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate. This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets and termination of charters".Office equipment is depreciated at 20% per annum on a reducing balance basis.
Capitalized interest
Capitalized interest

Interest expense is capitalized during the period of construction of newbuilding vessels based on accumulated expenditures for the applicable vessel at the Company's capitalization rate of interest. The amount of interest capitalized in an accounting period is determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the vessel during the period. The capitalization rate used in an accounting period is based on the average three month London Interbank Offered Rate ("LIBOR"). The Company does not capitalize amounts in excess of actual interest expense incurred in the period.

Newbuildings
Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases
Investment in Capital Leases

Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

If the terms of an existing lease are agreed to be amended, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease had such amended terms been in effect at the lease inception, the amended lease agreement shall be considered to be a new lease agreement over the remainder of its term. If the terms of a capital lease are amended in a way that does not result in it being treated as a new operating lease agreement, the remaining minimum lease payments and, if appropriate, the estimated residual value will be amended to reflect the revised terms, with a corresponding increase or decrease in unearned income.

Other Investments
Other Long-Term Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has two long-term investments.

One long-term investment consists of shares in a container vessel owner/operator which are not publicly traded, and the best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an impairment adjustment was made to the carrying value of this asset in 2012, which is reported in the Consolidated Statements of Operations under "Long-term investment impairment charge" (see Note 5).

The other long-term investment consists of warrants to purchase shares in a U.S. company, which were received in 2012, together with other assets, as part of the consideration for the Company agreeing to terminate certain long-term charter agreements (see Note 9). Although shares in the U.S. company are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of the underlying shares, taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of the issuing company, trading characteristics of the issuing company's shares, and actual sale transactions of comparable securities completed in secondary markets. The Company carries out regular reviews of the value of this investment, and adjusts the carrying value accordingly. If it is considered that the initial value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income. In 2012, the Company concluded that the initial value of the warrants may not be recoverable and recorded an impairment charge, which is reported in the Consolidated Statement of Operations under "Long-term investment impairment charge" (see Note 5).

Deemed Equity Contributions
Deemed Equity Contributions

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet. This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease. The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets, including other long-term investments
Impairment of long-lived assets, including other long-term investments

The carrying value of long-lived assets, including other long-term investments, that are held by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the carrying value of the asset and its fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rigs and long-term investments in the second quarter of the year ended December 31, 2009, and concluded that the carrying values of six single-hull vessels, which have since been sold, and its investment in shares in a container vessel owner/operator were impaired. Following the impairment charges taken against these assets in 2009, no further impairment loss was required in 2010 and 2011. In the year ended December 31, 2012, reviews of the carrying value of long-lived assets indicated that the Company's long-term investments in shares in a container vessel owner/operator and warrants to purchase shares in a U.S. company were impaired, and charges were taken against these assets.

Deferred charges
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Convertible bonds
Convertible bonds

As required by ASC 470-20 "Debt with conversion and other options", the Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

Derivatives
Derivatives

Interest rate and currency swaps

The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company's swaps the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Financial Instruments
Financial Instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Drydocking provisions
Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Stock-based compensation
Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which the fair value of stock options issued to employees is expensed over the period in which the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2012	2011	2010
Basic:
Net income available to stockholders	185,836	131,175	165,712
Diluted:
Net income available to stockholders	185,836	131,175	165,712
Interest paid on convertible bonds	4,688	4,180	—
	190,524	135,355	165,712

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2012	2011	2010
Basic earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Diluted earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Effect of dilutive share options	168	286	227
Effect of dilutive convertible debt	5,106	4,216	—
	85,868	83,627	79,283

OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2012, are as follows:

(in thousands of $)
Year ending December 31
2013	128,904
2014	116,102
2015	109,480
2016	104,792
2017	101,943
Thereafter	126,421
Total minimum lease revenues	687,642

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2012 and 2011 were as follows:

(in thousands of $)	2012	2011
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	1,041,126	896,830

GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2012
Gain (Loss) on Disposition of Assets [Abstract]
Schedule of Compensation Received on Termination of Charters
The $21.7 million aggregate fair value of these acquired assets is included in the Consolidated Statements of Operations in "Gain on sale of assets and termination of charters", made up as follows:

(in thousands of $)	Fair value
Second lien notes in Horizon Lines LLC - see (1) below	16,000
Warrants exercisable into common stock in Horizon Lines, Inc - see (2) below	1,665
Inventory on board vessels at time of redelivery - see (3) below	4,040
Total compensation received on termination of charters	21,705

(1)
The $40.0 million second lien notes bear interest, which can be paid in cash, in the form of additional notes or a combination of cash and additional notes at the option of Horizon Lines LLC, and mature in full in October 2016, unless previously redeemed. The notes are not listed and their estimated fair value at the time of acquisition was materially less than their face value. The fair value of the notes is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. The notes are being held as available for sale securities at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income (see Note 2 "Accounting policies"). The carrying value and face value of the notes including additional notes received and interest receivable as at December 31, 2012, are $17.8 million and $44.4 million, respectively.

(2)
The warrants can be exercised at any time between their issue and the 25th anniversary of the issue date. Although shares in Horizon Lines, Inc. are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of shares in Horizon Lines, Inc., taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of Horizon Lines, Inc., the trading characteristics of shares in Horizon Lines, Inc. and actual sale transactions of comparable securities completed in secondary markets. The warrants are being held as a long-term investment at fair value. The Company carries out regular reviews of the value of this investment and if it is considered that the carrying value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income (see Note 2: "Accounting policies"). In the second quarter of 2012, the Company recognized an impairment adjustment of $0.5 million. The carrying value of the warrants at December 31, 2012, is $1.2 million.

(3)	The inventory on board the vessels at the time of their redelivery, principally bunker fuel and lubricating oils, was valued at its market value.

Realized Gain (Loss) on Disposal of Assets and Termination of Charters
The Company has recorded gains on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands)	2012	2011	2010
Gain on sale of assets	25,681	8,468	28,104
Gain on termination of charters	21,705	—	—
Total gain on sale of assets and termination of charters	47,386	8,468	28,104

Realized gains/(losses) on sales of vessels
During the year ended December 31, 2012, the Company realized the following gains on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Front Duke	14,722	12,500	2,222
Front Rider	10,187	8,274	1,913
Front Climber	8,938	7,818	1,120
Front Lady	14,080	9,738	4,342
Front Driver	9,574	6,253	3,321
Front Viewer	20,857	8,094	12,763
	78,358	52,677	25,681

OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other Financial Items
Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2012	2011	2010
Net increase/(decrease) in mark-to-market valuation of non-designated derivatives	6,314	(3,628)	(14,682)
Net increase/(decrease) in mark-to-market valuation of designated derivatives	1,466	(780)	(51)
Other items	(1,904)	(2,632)	(1,475)
Total other financial items	5,876	(7,040)	(16,208)

AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2012	2011
Amortized cost	55,092	23,651
Accumulated net unrealized gain/(loss)	569	(327)
Carrying value	55,661	23,324

VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Vessels and Equipment

(in thousands of $)	2012	2011
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	1,041,126	896,830

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2012, of which Glorycrown and Everbright accounted for $93.5 million:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	1,955,514	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(538,890)	(629,397)
Net minimum lease payments receivable	1,416,624	1,552,189
Estimated residual values of leased property (un-guaranteed)	328,865	352,328
Less: unearned income	(435,047)	(503,921)
	1,310,442	1,400,596
Less: deferred deemed equity contribution	(151,454)	(164,471)
Less: unamortized gains	(15,129)	(16,065)
Total investment in direct financing and sales-type leases	1,143,859	1,220,060
Current portion	56,870	60,160
Long-term portion	1,086,989	1,159,900
	1,143,859	1,220,060

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2012, are as follows:

(in thousands of $) Year ending December 31
2013	177,700
2014	216,527
2015	201,627
2016	210,544
2017	204,394
Thereafter	944,722
Total minimum lease revenues	1,955,514

INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2012, 2011 and 2010 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011	2010
SFL West Polaris Limited	100.00%	100.00%	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
Rig Finance II Limited	—	—	100.00%
Bluelot Shipping Company Limited	100.00%	100.00%	—
SFL Corte Real Limited	100.00%	100.00%	—

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	206,114	145,390	52,776	3,998	3,950
Non-current assets	1,482,687	994,390	488,297	—	—
Total assets	1,688,801	1,139,780	541,073	3,998	3,950
Current liabilities	868,850	828,712	40,138	—	—
Non-current liabilities (2)	587,060	160,050	427,010	—	—
Total liabilities	1,455,910	988,762	467,148	—	—
Total shareholders' equity	232,891	151,018	73,925	3,998	3,950

	As of December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	225,958	135,876	86,641	1,751	1,690
Non-current assets	1,663,530	1,127,563	535,967	—	—
Total assets	1,889,488	1,263,439	622,608	1,751	1,690
Current liabilities	201,355	124,049	77,282	20	4
Non-current liabilities (2)	1,518,295	1,024,071	494,224	—	—
Total liabilities	1,719,650	1,148,120	571,506	20	4
Total shareholders' equity	169,838	115,319	51,102	1,731	1,686

(1)
Bluelot and Corte Real current assets at December 31, 2012, include $3.8 million (2011: $1.7 million) and $3.8 million (2011: $1.7 million) due from Ship Finance, respectively – see Note 23 "Related party transactions".

(2)
SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2012, include $67.0 million (2011: $84.6 million) and $154.9 million (2011: $189.6 million) due to Ship Finance – see Note 23 "Related party transactions".

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Operating revenues	146,263	69,508	37,421	19,612	19,722
Net operating revenues	111,434	69,485	37,418	2,266	2,265
Net income (3)	43,492	28,243	10,719	2,266	2,264

	Year ended December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real	Rig Finance II
Operating revenues	155,514	76,586	46,771	14,499	14,108	3,550
Net operating revenues	130,311	76,583	46,767	1,731	1,686	3,544
Net income (3)	50,902	31,861	12,806	1,731	1,686	2,818

	Year ended December 31, 2010
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Front Shadow
Operating revenues	137,344	84,127	52,318	899
Net operating revenues	137,149	84,084	52,316	749
Net income (3)	50,413	35,296	14,569	548

(3)
The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2012, includes interest payable to Ship Finance amounting to $6.5 million (2011: $6.5 million; 2010: $6.5 million) and $13.1 million (2011: $13.1 million; 2010: $13.1 million), respectively - see Note 23 "Related party transactions".

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2012	2011
Vessel operating expenses	1,478	1,013
Administrative expenses	966	697
Interest expense	10,132	7,660
	12,576	9,370

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	2012	2011
Deferred charter revenue	1,311	1,245
Prepaid charter income	2,544	7,321
Employee taxes	900	689
Other	11,816	79
	16,571	9,334

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Long-Term Debt

(in thousands of $)	2012	2011
Long-term debt:
8.5% Senior Notes due 2013	247,766	274,209
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	78,505	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	107,910	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,272,019	1,436,672
	1,831,200	1,910,464
Less: current portion of long-term debt	(157,689)	(150,342)
	1,673,511	1,760,122

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2012, is repayable as follows:

(in thousands of $) Year ending December 31
2013	157,689
2014	311,235
2015	318,816
2016	183,104
2017	166,481
Thereafter	693,875
Total debt	1,831,200

OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2012	2011
Unamortized sellers' credit	21,207	24,293
Other items	204	604
	21,411	24,897

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2012	2011
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2012	2011
85,225,000 common shares of $1.00 par value each (2011: 79,125,000 shares)	85,225	79,125

SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2012, 2011 and 2010:

	2012		2011		2010
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	830,500	11.25	617,000	10.14	770,000	14.84
Granted	—	—	213,500	20.13	97,000	18.19
Exercised	(260,000)	7.17	—	—	(26,334)	10.38
Forfeited	(72,500)	18.05	—	—	(223,666)	26.69
Options outstanding at end of year	498,000	10.27	830,500	11.25	617,000	10.14
Exercisable at end of year	376,668	8.29	434,006	7.94	280,005	8.87

Weighted average assumptions used to calculate the fair values of options granted and modified
The fair values of options granted are estimated on the date of the grant using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2012, 2011 and 2010 are as follows:

	New options granted in year ended December 31
	2012	2011	2010
Risk free interest rate	—	1.13%	1.32%
Expected volatility	—	65.6%	65.6%
Expected dividend yield	—	0.00%	0.00%
Expected life of options	—	3.5 years	3.5 years

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15):

(in thousands of $)	2012	2011
Amounts due from:
Frontline Charterers	51,788	8,356
Frontline Ltd	810	1,206
Deep Sea	1,305	—
Seadrill	300	213
Total amount due from related parties	54,203	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	67,010	84,621
SFL Deepwater	154,874	189,563
Total loans to related parties - associated companies, long-term	221,884	274,184
Amounts due to:
Frontline Charterers	804	—
Frontline Management	815	944
Bluelot	3,802	1,731
Corte Real	3,756	1,686
Other related parties	50	60
Total amount due to related parties	9,227	4,421

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

(in millions of $)	2012	2011	2010
Operating lease income	20.7	21.9	22.6
Direct financing lease interest income	59.2	97.8	119.4
Finance lease service revenue	64.8	70.0	76.9
Direct financing lease repayments	52.8	199.5	123.8

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2012	2011
Designated derivative instruments -Liabilities:
Interest rate swaps	84,044	70,071
Cross currency interest rate swaps	411	2,012
Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,426	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	85,881	79,870

(in thousands of $)	2012	2011
Designated derivative instruments -Assets:
Interest rate swaps	4	—
Cross currency interest rate swaps	3,275	—
Non-designated derivative instruments -Assets:
Cross currency interest rate swaps	132	—
	3,411	—

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$303,684 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$39,440 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$45,864 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$68,423 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,836 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$36,800 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$82,388 (reducing to $69,713)	September 2012	September 2014	4.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*

*
These swaps relate to the NOK500 million and NOK600 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK450 million	US$76.1 million	October 2010	April 2014
NOK600 million	US$105.4 million	October 2012	October 2017

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2012, and 2011, are as follows:

	2012	2012	2011	2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	55,661	55,661	23,324	23,324
Floating rate NOK bonds due 2014	78,505	78,891	74,583	63,769
Floating rate NOK bonds due 2017	107,910	106,902	—	—
8.5% Senior Notes due 2013	247,766	248,542	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	118,513	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411	3,411	—	—
Interest rate/ currency swap contracts – long-term payables	85,881	85,881	79,870	79,870

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2012, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	55,661	37,882		17,779
Interest rate/ currency swap contracts - long-term receivables	3,411		3,411
Total assets	59,072	37,882	3,411	17,779
Liabilities:
Floating rate NOK bonds due 2014	78,891	78,891
Floating rate NOK bonds due 2017	106,902	106,902
8.5% Senior Notes due 2013	248,542	248,542
3.75% unsecured convertible bonds due 2016	118,513	118,513
Interest rate/ currency swap contracts – long-term payables	85,881		85,881
Total liabilities	638,729	552,848	85,881	—

The above fair values of financial assets and liabilities as at December 31, 2011, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	23,324	23,324
Total assets	23,324	23,324	—	—
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate/ currency swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	—

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

2012
Book value of assets pledged under ship mortgages (see Note 19)	$2,240 million

GENERAL (Details)	Dec. 31, 2012 drilling_rigs tankers carriers vessel	Mar. 15, 2013 Subsequent Event [Member] carriers	Feb. 28, 2013 Subsequent Event [Member] tankers	Jan. 31, 2013 Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	18
Number of Suezmax crude oil carriers owned	8
Number of oil/bulk/ore carriers owned	1
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	6
Number of container vessels owned	9
Number of car carriers	2
Number of jack-up drilling rigs owned	1
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method	3
Number of offshore supply vessels owned	6
Number of chemical tankers owned	2
Subsequent Event [Line Items]
Number of non-double hull very large crude oil carriers delivered				1
Number of Suezmax tankers delivered			1
Number of oil bulk ore carriers delivered		1
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis	2
Number of container vessels	2
Number of Handysize drybulk carriers contracted to be acquired	1
Number of container vessels contracted to be acquired	4

ACCOUNTING POLICIES (Related Party) (Details) (Frontline Charterers [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Frontline Charterers [Member]
Related Party Transaction [Line Items]
Profit sharing percentage of earnings from Frontline for use of fleet		20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)		25.00%
Compensation payment received		$ 106,000,000
Non-refundable advance relating to the profit sharing agreement		50,000,000
Period of temporary reduction in daily time charter rates	4 years
Maximum daily amount to which temporary earnings-related 100% payment applies	$ 6,500

ACCOUNTING POLICIES (Details)	12 Months Ended		12 Months Ended
	Dec. 31, 2009 vessel	Dec. 31, 2012 Investment	Dec. 31, 2012 Offshore assets [Member]	Dec. 31, 2012 All other vessels [Member]	Dec. 31, 2012 Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)			30 years	25 years
Depreciation, rate					20.00%
Number of long-term investments in shares which are not publicly traded		2
Number of impaired single-hull vessels	6

SEGMENT INFORMATION (Details)	12 Months Ended
Dec. 31, 2012 segment
Segment Reporting [Abstract]
Number of reportable segments	1

LONG-TERM INVESTMENT IMPAIRMENT CHARGE (Details) (USD $)	12 Months Ended			3 Months Ended			3 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Non-Publicly Traded Company [Member]	Dec. 31, 2012 Non-Publicly Traded Company [Member]	Dec. 31, 2011 Non-Publicly Traded Company [Member]	Jun. 30, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2011 Warrants Acquired to Purchase Company Shares [Member]
Gain (Loss) on Investments [Line Items]
Long-term investment impairment charge	$ 3,353,000	$ 0	$ 0	$ 2,900,000			$ 500,000
Number of impaired investments	2
Investments, carrying value					0	2,900,000		1,200,000	0
Other long-term investments	$ 1,241,000	$ 3,140,000					$ 1,700,000

EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic:
Net income available to stockholders	$ 185,836	$ 131,175	$ 165,712
Diluted:
Interest paid on convertible bonds	4,688	4,180	0
Net income available to stockholders, diluted	$ 190,524	$ 135,355	$ 165,712
Basic earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Diluted earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Effect of dilutive share options	168	286	227
Effect of dilutive convertible debt	5,106	4,216	0
Weighted average number of diluted common shares outstanding	85,868	83,627	79,283

OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2013	$ 128,904
2014	116,102
2015	109,480
2016	104,792
2017	101,943
Thereafter	126,421
Total minimum lease revenues	687,642
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	$ 1,041,126	$ 896,830

GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Sale of assets and termination of charters) (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Disposition of Assets [Abstract]
Gain on sale of assets		$ 25,681,000	$ 8,468,000	$ 28,104,000
Gain on termination of charters	21,705,000	21,705,000	0	0
Total gain on sale of assets and termination of charters		$ 47,386,000	$ 8,468,000	$ 28,104,000

GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on sale of vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Sale of Titan Orion (ex Front Duke) [Member]	Mar. 31, 2012 Sale of Titan Orion (ex Front Duke) [Member]	Dec. 31, 2012 Sale of Front Rider [Member]	Jul. 31, 2012 Sale of Front Rider [Member]	Dec. 31, 2012 Sale of Front Climber [Member]	Oct. 31, 2012 Sale of Front Climber [Member]	Dec. 31, 2012 Sale of Ticen Ocean (ex Front Lady) [Member]	Nov. 30, 2012 Sale of Ticen Ocean (ex Front Lady) [Member]	Dec. 31, 2012 Sale of Front Driver [Member]	Nov. 30, 2012 Sale of Front Driver [Member]	Dec. 31, 2012 Sale of Front Viewer [Member]
Significant Acquisitions and Disposals [Line Items]
Imputed sales price	$ 78,358				$ 14,722		$ 10,187		$ 8,938		$ 14,080		$ 9,574	$ 20,857
Book value	52,677				12,500		8,274		7,818		9,738		6,253	8,094
Gain/(loss)	$ 25,681	$ 8,468	$ 28,104	$ 2,222		$ 1,913		$ 1,120		$ 4,342		$ 3,321		$ 12,763

GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Compensation Received on Termination of Charters) (Details) (USD $)	1 Months Ended		12 Months Ended			3 Months Ended
	Apr. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2011 Warrants Acquired to Purchase Company Shares [Member]
Gain (Loss) on Disposition of Assets [Abstract]
Compensation payable (receivable) for early contract termination of charter	$ 40,000,000
Second lien notes in Horizon Lines LLC - see (1) below	16,000,000	[1]
Warrants exercisable into common stock in Horizon Lines, Inc - see (2) below	1,665,000	[2]
Inventory on board vessels at time of redelivery - see (3) below	4,040,000	[3]
Total compensation received on termination of charters	21,705,000		21,705,000	0	0
Compensation receivable, carrying value			17,800,000
Compensation receivable, fair value			44,400,000
Gain (Loss) on Investments [Line Items]
Long-term investment impairment charge			3,353,000	0	0	500,000
Investments, carrying value							$ 1,200,000	$ 0

[1]	The $40.0 million second lien notes bear interest, which can be paid in cash, in the form of additional notes or a combination of cash and additional notes at the option of Horizon Lines LLC, and mature in full in October 2016, unless previously redeemed. The notes are not listed and their estimated fair value at the time of acquisition was materially less than their face value. The fair value of the notes is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. The notes are being held as available for sale securities at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income (see Note 2 "Accounting policies"). The carrying value and face value of the notes including additional notes received and interest receivable as at December 31, 2012, are $17.8 million and $44.4 million, respectively.
[2]	The warrants can be exercised at any time between their issue and the 25th anniversary of the issue date. Although shares in Horizon Lines, Inc. are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of shares in Horizon Lines, Inc., taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of Horizon Lines, Inc., the trading characteristics of shares in Horizon Lines, Inc. and actual sale transactions of comparable securities completed in secondary markets. The warrants are being held as a long-term investment at fair value. The Company carries out regular reviews of the value of this investment and if it is considered that the carrying value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income (see Note 2: "Accounting policies"). In the second quarter of 2012, the Company recognized an impairment adjustment of $0.5 million. The carrying value of the warrants at December 31, 2012, is $1.2 million.
[3]	The inventory on board the vessels at the time of their redelivery, principally bunker fuel and lubricating oils, was valued at its market value.

OTHER FINANCIAL ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Net increase/(decrease) in mark-to-market valuation of non-designated derivatives	$ 6,314	$ (3,628)	$ (14,682)
Net increase/(decrease) in mark-to-market valuation of designated derivatives	1,466	(780)	(51)
Other items	(1,904)	(2,632)	(1,475)
Total other financial items	5,876	(7,040)	(16,208)
Amount reclassified from Other comprehensive income resulting from certain interest rate swaps no longer being designated as cash flow hedges	$ 27	$ 1,800	$ 14,600

AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Amortized cost	$ 55,092	$ 23,651
Accumulated net unrealized gain/(loss)	569	(327)
Carrying value	$ 55,661	$ 23,324

TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, trade receivables	$ 0	$ 0
Trade accounts receivable	7,997,000	210,000
Trade Accounts Receivable 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	5,000,000
Trade Accounts Receivable 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 1,900,000

VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Cost	$ 1,259,588	$ 1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	$ 1,041,126	$ 896,830

VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 carriers	Dec. 31, 2011 carriers	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Number of drybulk carriers delivered	5	4
Cost of drybulk carriers	$ 145,200,000	$ 123,500,000
Number of car carriers	2
Cost of car carriers	76,900,000
Number of jackup drilling rigs delivered		1
Cost of jack-up drilling rig Soehanah		151,600,000
Depreciation	$ 55,602,000	$ 49,929,000	$ 34,201,000

NEWBUILDINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 carriers contract	Dec. 31, 2011 carriers contract	Dec. 31, 2010
NEWBUILDINGS [Abstract]
Interest capitalized in the cost of newbuildings	$ 332,000	$ 438,000	$ 308,000
Number of newbuilding contracts	5	10
Accumulated costs of newbuildings	$ 69,200,000	$ 123,800,000
Number of drybulk carriers delivered	5	4

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	Dec. 31, 2012 assets tankers vessel
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Term of charters, minimum (in years)	2 years
Term of charters, maximum (in years)	14 years
Number of offshore supply vessels chartered on long-term bareboat charters	2
Assets accounted for as direct financing leases and leased to related parties	26
Assets accounted for as sales-type leases and leased to non-related parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 93,500,000
Minimum future lease revenues to be received [Abstract]
2013	177,700,000
2014	216,527,000
2015	201,627,000
2016	210,544,000
2017	204,394,000
Thereafter	944,722,000
Total minimum lease revenues	$ 1,955,514,000

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of investments in direct financing and sales-type leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 1,955,514	$ 2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(538,890)	(629,397)
Net minimum lease payments receivable	1,416,624	1,552,189
Estimated residual values of leased property (un-guaranteed)	328,865	352,328
Less: unearned income	(435,047)	(503,921)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,310,442	1,400,596
Less: deferred deemed equity contribution	(151,454)	(164,471)
Less: unamortized gains	(15,129)	(16,065)
Total investment in direct financing and sales-type leases	1,143,859	1,220,060
Current portion	56,870	60,160
Long-term portion	$ 1,086,989	$ 1,159,900

INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	12 Months Ended							12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Dec. 31, 2010 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Dec. 31, 2012 SFL Deepwater [Member] assets	Dec. 31, 2011 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member]	Dec. 31, 2012 Rig Finance II [Member]	Dec. 31, 2011 Rig Finance II [Member]	Dec. 31, 2010 Rig Finance II [Member]	May 31, 2011 Rig Finance II [Member]	Dec. 31, 2007 Rig Finance II [Member]	Dec. 31, 2012 Bluelot Shipping Company [Member]	Dec. 31, 2011 Bluelot Shipping Company [Member]	Dec. 31, 2010 Bluelot Shipping Company [Member]	Dec. 31, 2012 SFL Corte Real [Member]	Dec. 31, 2011 SFL Corte Real [Member]	Dec. 31, 2010 SFL Corte Real [Member]	Dec. 31, 2010 Front Shadow [Member]	Dec. 31, 2012 Total [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2010 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%				100.00%			100.00%	100.00%	0.00%	100.00%	100.00%	0.00%
Term loan facility, principal amount				$ 420,000,000			$ 700,000,000				$ 1,400,000,000					$ 170,000,000
Term loan facility, term				5 years			5 years				5 years
Term loan facility, amount outstanding	1,831,200,000	1,910,464,000		397,500,000				821,900,000
Term loan facility, amount guaranteed				70,000,000				200,000,000				20,000,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations								2
Call option price relating to vessel sold															133,100,000								21,500,000
Gain on sale of investment in associated company	0	4,064,000	0									4,100,000
Cost of vessel leased																			171,000,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties																	60,000,000
Investment loan to finance vessel																	25,000,000
Term of lease (in years)																	15 years
Purchase price of vessel-owning entity pursuant to options of lessee																	2,600,000
Summarized balance sheet information [Abstract]
Current assets				52,776,000	86,641,000			145,390,000	135,876,000								3,998,000	1,751,000		3,950,000	1,690,000			206,114,000	225,958,000
Non-current assets				488,297,000	535,967,000			994,390,000	1,127,563,000								0	0		0	0			1,482,687,000	1,663,530,000
Total assets				541,073,000	622,608,000			1,139,780,000	1,263,439,000								3,998,000	1,751,000		3,950,000	1,690,000			1,688,801,000	1,889,488,000
Current liabilities				40,138,000	77,282,000			828,712,000	124,049,000								0	20,000		0	4,000			868,850,000	201,355,000
Non-current liabilities				427,010,000	494,224,000			160,050,000	1,024,071,000								0	0		0	0			587,060,000	1,518,295,000
Total liabilities				467,148,000	571,506,000			988,762,000	1,148,120,000								0	20,000		0	4,000			1,455,910,000	1,719,650,000
Total shareholders' equity				73,925,000	51,102,000			151,018,000	115,319,000								3,998,000	1,731,000		3,950,000	1,686,000			232,891,000	169,838,000
Due from parent																	3,800,000	1,700,000		3,800,000	1,700,000
Due to parent				67,000,000	84,600,000			154,900,000	189,600,000
Statement of operations information [Abstract]
Operating revenues				37,421,000	46,771,000	52,318,000		69,508,000	76,586,000	84,127,000			3,550,000				19,612,000	14,499,000		19,722,000	14,108,000		899,000	146,263,000	155,514,000	137,344,000
Net operating revenues				37,418,000	46,767,000	52,316,000		69,485,000	76,583,000	84,084,000			3,544,000				2,266,000	1,731,000		2,265,000	1,686,000		749,000	111,434,000	130,311,000	137,149,000
Net income				10,719,000	12,806,000	14,569,000		28,243,000	31,861,000	35,296,000			2,818,000				2,266,000	1,731,000		2,264,000	1,686,000		548,000	43,492,000	50,902,000	50,413,000
Interest payable to parent				$ 6,500,000	$ 6,500,000	$ 6,500,000		$ 13,100,000	$ 13,100,000	$ 13,100,000

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Ship operating expenses	$ 1,478	$ 1,013
Administrative expenses	966	697
Interest expense	10,132	7,660
Accrued expenses	$ 12,576	$ 9,370

OTHER CURRENT LIABILITIES (Details) (USD $)	1 Months Ended			12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Frontline Ltd [Member]
Other Liabilities Disclosure [Abstract]
Deferred charter revenue		$ 1,311,000	$ 1,245,000
Prepaid charter income		2,544,000	7,321,000
Employee taxes		900,000	689,000
Other		11,816,000	79,000
Other current liabilities		16,571,000	9,334,000
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter	$ 40,000,000			$ 11,700,000

LONG-TERM DEBT (Details)	12 Months Ended			1 Months Ended			12 Months Ended				36 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended				1 Months Ended							1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended												1 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($) carriers	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($) subsidiaries carriers	Dec. 31, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2011 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Dec. 31, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 10, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2011 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 350 million combined senior and junior secured loan facility [Member] USD ($)	Mar. 31, 2012 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	Apr. 30, 2006 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($) vessels subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($) vessel subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] vessel	Jan. 31, 2008 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Feb. 28, 2008 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Mar. 31, 2008 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($) tankers subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Sep. 30, 2008 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($) subsidiaries containership	Dec. 31, 2012 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2011 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 08, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) carriers	Dec. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) carriers	May 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) carriers	Dec. 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) carriers	Jun. 30, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($)	Jul. 31, 2011 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($) vessel	Mar. 02, 2013 Subsequent Event [Member] 8.5% Senior Notes due 2013 [Member]	Jan. 31, 2013 Subsequent Event [Member] US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,831,200,000	$ 1,910,464,000			$ 53,200,000	$ 0	$ 247,766,000	$ 274,209,000						436,500,000	446,500,000		$ 78,505,000	$ 74,583,000			$ 125,000,000	$ 125,000,000			$ 107,910,000	600,000,000	$ 0	$ 1,272,019,000	$ 1,436,672,000	$ 144,100,000		$ 36,800,000	$ 0		$ 174,800,000	$ 175,000,000		$ 82,400,000	$ 90,800,000			$ 45,500,000	$ 51,900,000	$ 7,000,000	$ 9,000,000			$ 29,300,000	$ 33,300,000		$ 23,000,000	$ 33,600,000	$ 34,800,000	$ 37,600,000		$ 313,000,000	$ 439,800,000		$ 34,800,000	$ 37,600,000			$ 45,900,000	$ 49,800,000	$ 52,500,000	$ 87,500,000			$ 68,400,000	$ 64,700,000		$ 140,300,000	$ 96,800,000				$ 130,300,000
Less : current portion of long-term debt	(157,689,000)	(150,342,000)
Total long-term debt, non-current portion	1,673,511,000	1,760,122,000
Long-term Debt, by Maturity [Abstract]
2013	157,689,000
2014	311,235,000
2015	318,816,000
2016	183,104,000
2017	166,481,000
Thereafter	693,875,000
Long-term debt	1,831,200,000	1,910,464,000			53,200,000	0	247,766,000	274,209,000						436,500,000	446,500,000		78,505,000	74,583,000			125,000,000	125,000,000			107,910,000	600,000,000	0	1,272,019,000	1,436,672,000	144,100,000		36,800,000	0		174,800,000	175,000,000		82,400,000	90,800,000			45,500,000	51,900,000	7,000,000	9,000,000			29,300,000	33,300,000		23,000,000	33,600,000	34,800,000	37,600,000		313,000,000	439,800,000		34,800,000	37,600,000			45,900,000	49,800,000	52,500,000	87,500,000			68,400,000	64,700,000		140,300,000	96,800,000				130,300,000
Weighted average interest rate (in hundredths)																												4.17%	4.51%
Three month dollar LIBOR rate (in hundredths)	0.31%	0.58%
Three month Norwegian kroner NIBOR rate (in hundredths)	1.83%	2.89%
Stated interest rate												8.50%											3.75%																																																								8.50%	3.25%
Debt instrument, face amount				53,200,000								580,000,000							500,000,000				125,000,000	600,000,000							184,000,000			210,000,000			149,000,000				77,000,000					30,000,000	49,000,000			58,000,000					42,600,000			725,000,000			42,600,000	53,700,000					95,000,000	75,400,000			171,000,000			55,000,000				166,800,000		350,000,000
Redemption price of debt, maximum (in hundredths)												104.25%
Redemption price of debt, minimum (in hundredths)												100.00%
Amount of debt repurchased							26,400,000	21,900,000	5,000,000	148,000,000	130,900,000			10,000,000	13,000,000	40,500,000
Gain/(loss) on repurchase of debt	(122,000)	521,000	(13,000)				(122,000)	521,000	(13,000)	20,600,000
Latest redemption date													Apr 6, 2014
Maturity date of debt													4/7/2014							2016				10/19/2017
Earliest redemption date													Oct 7, 2013
Notice of redemption (in days)																			30 days
Redemption price of debt (in hundredths)																			100.50%					100.50%
Conversion price (in dollars per share)																					$ 21.73		$ 27.05																																																									$ 21.945
Premium of conversion price to share price																							35.00%																																																									33.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																							130.00%
Number of new vessels acquired that were partly funded by secured term loan facility																																		5			5				2						2
Minimum revenue level by vessel-owning subsidiaries																																		25,000,000
Available amount under revolving part of credit facility																														0																										36,300,000	0								25,000,000	0											1,700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement				2																											4			5			5				2						2			2												2						3			8
Term of loan (in years)				5 years																											12 years			12 years			7 years				7 years					7 years	10 years			5 years					5 years			5 years			5 years	8 years					7 years	8 years			10 years							6 years
Number of vessels sold																																								1																7
Number of remaining vessels relating to loan facility																																					4
Number of vessels against which loan was secured																																																		2						19		26										3			7							5
Number of vessels delivered																																																																					1,000	2		4	2
Amount available to draw																																147,200,000	0																																							17,900,000			18,900,000	11,700,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																										50.00%
Number of car carriers	2			2
Book value of assets pledged under ship mortgages	$ 2,240,000,000	$ 2,241,000,000

OTHER LONG TERM LIABILITIES (Details) (USD $)	Dec. 31, 2012 vessel	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit	$ 21,207,000	$ 24,293,000
Other items	204,000	604,000
Other long-term liabilities	21,411,000	24,897,000
Number of offshore supply vessels acquired	6
Seller's credit received	37,000,000
Unamortized fair value of the financial guarantee	$ 200,000	$ 600,000

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 125,000	$ 125,000
Share capital, par value (in dollars per share)	$ 1	$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	$ 85,225	$ 79,125
Common shares, issued (in shares)	85,225,000	79,125,000

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Options exercised (in shares)		100,000
Exercised share price (in dollars per share)		$ 6.85
Premium on stock options exercised		$ 600,000
Shares issued (in shares)	6,000,000
Proceeds from shares issued	88,900,000
Premium on new shares issued	82,900,000
Amortization of deferred equity contributions			13,018,000	16,211,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period			2,300,000	0	200,000
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees who excercised stock options			2
Total intrinsic value of options exercised during the period			$ 1,500,000

SHARE OPTION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share options [Roll Forward]
Exercised (in shares)	(100,000)
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period		$ 2.3	$ 0	$ 0.2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)		5 years
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)		830,500	617,000	770,000
Granted (in shares)		0	213,500	97,000
Exercised (in shares)		(260,000)	0	(26,334)
Forfeited (in shares)		(72,500)	0	(223,666)
Options outstanding at end of year (in shares)		498,000	830,500	617,000
Exercisable at end of year (in shares)		376,668	434,006	280,005
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)		$ 11.25	$ 10.14	$ 14.84
Granted (in dollars per share)		$ 0	$ 20.13	$ 18.19
Exercised (in dollars per share)		$ 7.17	$ 0	$ 10.38
Forfeited (in dollars per share)		$ 18.05	$ 0	$ 26.69
Options outstanding at end of year (in dollars per share)		$ 10.27	$ 11.25	$ 10.14
Exercisable at end of year (in dollars per share)		$ 8.29	$ 7.94	$ 8.87
Other disclosures [Abstract]
Granted (in shares)		0	213,500	97,000
Intrinsic value of options fully vested but not exercised		3.2
Options fully vested but not exercised, average remaining term (in years)		1 year 10 months 24 days
Unrecognized compensation costs related to non-vested options granted		$ 0.3	$ 1.3
Unrecognized compensation costs related to non-vested options granted, average period for cost recognition (in years)		1 year
New Options Granted During The Year [Member]
Weighted average assumptions used to calculate fair value of options [Abstract]
Risk free interest rate (in hundredths)		0.00%	1.13%	1.32%
Expected volatility (in hundredths)		0.00%	65.60%	65.60%
Expected dividend yield (in hundredths)		0.00%	0.00%	0.00%
Expected life of options (in years)		0 years	3 years 6 months	3 years 6 months
Other disclosures [Abstract]
Weighted average grant-date/modification-date fair value of options granted/modified during the period (in dollars per share)			$ 9.5	$ 8.37
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		3 years

RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended					12 Months Ended
	Dec. 31, 2012 vessel	Nov. 30, 2012	Oct. 31, 2012	Jul. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 vessel	Dec. 31, 2011 vessel	Dec. 31, 2010
Amounts due from and to related parties [Abstract]
Due from related parties	$ 54,203,000					$ 54,203,000	$ 9,775,000
Loans to related parties	221,884,000					221,884,000	274,184,000
Due to related parties	9,227,000					9,227,000	4,421,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income						59,214,000	97,757,000	119,445,000
Finance lease service revenue						64,766,000	69,992,000	76,876,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	26					26
Vessels and equipment, net	1,041,126,000					1,041,126,000	896,830,000
Profit sharing revenue earned and recognized						52,176,000	482,000	30,566,000
Management fees paid, vessels						66,455,000	71,283,000	78,289,000
Number of car carriers	2					2
Administrative expenses - related parties						471,000	504,000	424,000
Related party loans [Abstract]
Interest income, related party loans						19,575,000	19,575,000	19,575,000
Related party purchases and sales of vessels [Abstract]
Gain on disposal of investment in equity method investee						0	4,064,000	0
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	51,788,000					51,788,000	8,356,000
Due to related parties	804,000					804,000	0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	24					24	28
Number of vessels sold	4					4
Number of vessels leased to related parties classified as operating leases	1					1
Compensation payment received							106,000,000
Agreed temporary reduction in daily time charter rates						6,500
Profit sharing percentage of earnings from Frontline for use of fleet							20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)							25.00%
Non-refundable advance relating to the profit sharing agreement							50,000,000
Profit sharing revenue earned and recognized						0	500,000	30,600,000
Period of temporary reduction in daily time charter rates						4 years
Maximum daily amount to which temporary earnings-related 100% payment applies						6,500
Lease termination fees paid		12,200,000			11,000,000
Lease termination fees received	11,400,000	500,000	600,000	400,000				400,000
Frontline Shipping and Frontline Shipping II [Member]
Related party leasing and service contracts [Abstract]
Profit sharing revenue earned and recognized						52,200,000	0	0
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	810,000					810,000	1,206,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties								58,500,000
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	1,305,000					1,305,000	0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	2					2
Number of vessels leased to related parties classified as operating leases	4					4
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	300,000					300,000	213,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties							133,100,000
Gain on disposal of investment in equity method investee							4,100,000
SFL West Polaris [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties	67,010,000					67,010,000	84,621,000
Related party loans [Abstract]
Loans advanced to related parties								145,000,000
Interest income, related party loans						6,500,000	6,500,000	6,500,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties	154,874,000					154,874,000	189,563,000
Related party loans [Abstract]
Loans advanced to related parties								290,000,000
Interest income, related party loans						13,100,000	13,100,000	13,100,000
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	815,000					815,000	944,000
Related party leasing and service contracts [Abstract]
Daily vessel management fee						6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party						7
Management fees paid, vessels						65,900,000	71,100,000	78,300,000
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party						11
Number of car carriers	2					2
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)						1.00%
Term of lease/charter (in years)						5 years
Commissions paid for sales-type leases on Suezmax tankers						100,000	100,000	500,000
Administrative expenses - related parties						500,000	500,000	400,000
Management fees paid, supervision of newbuildings						2,100,000	3,100,000	1,900,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	50,000					50,000	60,000
Golar Management UK Limited [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	50,000					50,000	53,000
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities						195,000	115,000	161,000
Bluelot [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	3,802,000					3,802,000	1,731,000
Corte Real [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	3,756,000					3,756,000	1,686,000
Frontline Charterers, Deep Sea and Seadrill [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income						20,700,000	21,900,000	22,600,000
Direct financing lease interest income						59,200,000	97,800,000	119,400,000
Finance lease service revenue						64,800,000	70,000,000	76,900,000
Direct financing lease repayments						52,800,000	199,500,000	123,800,000
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases	1,217,000,000					1,217,000,000	1,301,400,000
Combined balance of net investments in direct financing leases, short-term maturities	50,800,000					50,800,000	54,400,000
Vessels and equipment, net	131,500,000					131,500,000	166,300,000
Frontline Management AS [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities						409,000	503,000	331,000
Seadrill Management (S) Pte Ltd [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities						15,000	40,000	19,000
SFL West Polaris and SFL Deepwater [Member]
Related party loans [Abstract]
Interest income, related party loans						19,600,000
Golden Ocean [Member]
Related party leasing and service contracts [Abstract]
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party						7
Management fees paid, vessels						534,000	207,000	20,000
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party						11
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties								$ 21,500,000

FINANCIAL INSTRUMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] NOK	Oct. 07, 2010 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2012 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2012 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] NOK	Oct. 31, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK
Derivative, Fair value [Abstract]
Liabilities	$ 85,881	$ 79,870		$ 84,044	$ 70,071	$ 1,426	$ 1,445																$ 411	$ 2,012	$ 0	$ 97	$ 0	$ 6,245
Assets	3,411	0		4	0																		3,275	0	132	0
Interest rate swaps [Abstract]
Notional principal	1,033,000	1,070,700						303,684	39,440	47,777	68,423	100,000	76,136	450,000	500,000	84,594		36,800	82,388	105,436	600,000	600,000
Notional principal, at maturity								122,632	24,794	23,394	34,044	100,000					500,000	79,733	69,713
Inception date								Mar 31, 2010	Mar 31, 2008	Apr 30, 2011	May 31, 2011	Aug 31, 2011	Oct 31, 2010	Oct 31, 2010		Apr 30, 2012	Apr 30, 2012	May 31, 2012	Sep 30, 2012	Oct 31, 2012	Oct 31, 2012
Maturity date								Mar 31, 2015	Aug 31, 2018	Dec 31, 2018	Jan 31, 2019	Aug 31, 2021	Apr 30, 2014	Apr 30, 2014		May 31, 2019	May 31, 2019	Aug 31, 2022	Sep 30, 2014	Oct 31, 2017	Oct 31, 2017
Fixed interest rate (in hundredths)													5.32%	5.32%					4.85%
Fixed interest rate range, low end (in hundredths)								1.96%	4.05%	2.13%	0.80%	2.50%				3.67%	3.67%	1.76%		5.92%	5.92%
Fixed interest rate range, high end (in hundredths)								2.22%	4.15%	2.80%	2.58%	2.93%				3.77%	3.77%	1.85%		6.23%	6.23%
Currency swaps [Abstract]
Principal receivable																														450,000		600,000
Principal payable																													$ 84,600		$ 105,400
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	54.00%	56.00%	70.00%

FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non-derivatives:
Available for sale securities	$ 55,661,000	$ 23,324,000
Floating rate NOK bonds due 2014	78,891,000	63,769,000
Floating rate NOK bonds due 2017	106,902,000
8.5% Senior Notes due 2013	248,542,000	264,269,000
3.75% unsecured convertible bonds due 2016	118,513,000	84,876,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Long term payables, non-designated swap contracts	1,400,000	7,800,000
Long term receivables, non-designated swap contracts	100,000	0
Carrying Value [Member]
Non-derivatives:
Available for sale securities	55,661,000	23,324,000
Floating rate NOK bonds due 2014	78,505,000	74,583,000
Floating rate NOK bonds due 2017	107,910,000	0
8.5% Senior Notes due 2013	247,766,000	274,209,000
3.75% unsecured convertible bonds due 2016	125,000,000	125,000,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000	0
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Fair Value [Member]
Non-derivatives:
Available for sale securities	55,661,000	23,324,000
Floating rate NOK bonds due 2014	78,891,000	63,769,000
Floating rate NOK bonds due 2017	106,902,000	0
8.5% Senior Notes due 2013	248,542,000	264,269,000
3.75% unsecured convertible bonds due 2016	118,513,000	84,876,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000	0
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Non-derivatives:
Available for sale securities	37,882,000	23,324,000
Floating rate NOK bonds due 2014	78,891,000	63,769,000
Floating rate NOK bonds due 2017	106,902,000
8.5% Senior Notes due 2013	248,542,000	264,269,000
3.75% unsecured convertible bonds due 2016	118,513,000	84,876,000
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Non-derivatives:
Available for sale securities	$ 17,779,000

FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available for sale securities	$ 55,661	$ 23,324
Interest rate/currency swap contracts - long term receivables	3,411
Total assets	59,072	23,324
Liabilities:
Floating rate NOK bonds due 2014	78,891	63,769
Floating rate NOK bonds due 2017	106,902
8.5% Senior Notes due 2013	248,542	264,269
3.75% unsecured convertible bonds due 2016	118,513	84,876
Interest rate/ currency swap contracts – long-term payables	85,881	79,870
Total liabilities	638,729	492,784
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	37,882	23,324
Total assets	37,882	23,324
Liabilities:
Floating rate NOK bonds due 2014	78,891	63,769
Floating rate NOK bonds due 2017	106,902
8.5% Senior Notes due 2013	248,542	264,269
3.75% unsecured convertible bonds due 2016	118,513	84,876
Total liabilities	552,848	412,914
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	3,411
Total assets	3,411	0
Liabilities:
Interest rate/ currency swap contracts – long-term payables	85,881	79,870
Total liabilities	85,881	79,870
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	17,779
Total assets	17,779	0
Liabilities:
Total liabilities	$ 0	$ 0

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 2,240	$ 2,241
SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Revolving credit facility, amount drawn	1,219.4
Seadrill [Member]
Related Party Transaction [Line Items]
Guarantee on loan facility	20
Corte Real [Member]
Related Party Transaction [Line Items]
Amount of loan to unrelated third party guaranteed	52.6
Contractual commitments under newbuilding contracts	189.6	275.6
Financial Guarantee [Member] | SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Guarantee on loan facility	$ 270

CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Dec. 31, 2012 variable_interest_entities	Dec. 31, 2011
Variable Interest Entity [Line Items]
Number of variable interest entities	9
Estimated residual values of leased property (un-guaranteed)	$ 328,865,000	$ 352,328,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	82,400,000
Unearned lease income	26,600,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	45,500,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	7
Carrying value of vessels	297,500,000
Outstanding loan balance	164,200,000
Outstanding loan balance, current portion	$ 20,900,000

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended			0 Months Ended	1 Months Ended				1 Months Ended		0 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Mar. 15, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Jan. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] Subsequent Event [Member]	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member]	Mar. 02, 2013 8.5% Senior Notes due 2013 [Member] Subsequent Event [Member]	Jan. 31, 2013 Sale of VLCC Edinburgh [Member] Subsequent Event [Member]	Feb. 28, 2013 Sale of Front Pride [Member] Subsequent Event [Member]	Mar. 15, 2013 Sale of Front Guider [Member] Subsequent Event [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]
Subsequent Event [Line Items]
Proceeds from sale of assets			$ 78,358,000						$ 18,900,000	$ 12,100,000	$ 21,200,000
Compensation payable (receivable) for early contract termination of charter	40,000,000								7,800,000	(2,100,000)	(11,700,000)
Gain on sale of assets									4,400,000	500,000	13,200,000
Debt instrument, face amount						350,000,000	580,000,000					420,000,000	700,000,000
Stated interest rate						3.25%	8.50%	8.50%
Conversion price (in dollars per share)						$ 21.945
Premium of conversion price to share price						33.00%
Common shares loaned to affliate						6,060,606
Related party share loan fee						1,000,000
Debt instrument, maximum guaranteed amount			$ 100,000,000
Options exercised (in shares)		100,000			25,000
Term of time charter				3 years